UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06161
Virtus Investment Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Virtus Emerging Markets Opportunities Fund
Class A / AOTAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class A / AOTAX	$71	1.29%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8158
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Class C / AOTCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class C / AOTCX	$111	2.04%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8159
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Institutional Class / AOTIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Institutional Class / AOTIX	$51	0.94%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8160
Virtus Emerging Markets Opportunities Fund

Virtus Emerging Markets Opportunities Fund
Class R6 / AEMOX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Emerging Markets Opportunities Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Opportunities Fund Class R6 / AEMOX	$49	0.89%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$185,443
Total number of portfolio holdings	70
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Semiconductors & Semiconductor Equipment	19%
Banks	19
Metals & Mining	12
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	5
Machinery	3
Food Products	3
Consumer Finance	3
Broadline Retail	3
Water Utilities	3
Insurance	3
Other	21
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8161
Virtus Emerging Markets Opportunities Fund

Virtus Income & Growth Fund
Class A / AZNAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class A / AZNAX	$59	1.14%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%

Asset Allocation(1)
Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8166
Virtus Income & Growth Fund
Virtus Income & Growth Fund
Class C / AZNCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Class C / AZNCX	$99	1.90%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%

Asset Allocation(1)
Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8167
Virtus Income & Growth Fund

Virtus Income & Growth Fund
Institutional Class / AZNIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Income & Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Income & Growth Fund Institutional Class / AZNIX	$47	0.90%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$4,717,913
Total number of portfolio holdings	373
Portfolio turnover rate as of the end of the reporting period	38%
Asset Allocation(1)
Common Stocks		34%
Semiconductors & Semiconductor Equipment	6
Software	3
Interactive Media & Services	3
All other Common Stocks	22
Corporate Bonds and Notes		32
Media	3
Financial Services	2
Oil, Gas & Consumable Fuels	2
All other Corporate Bonds and Notes	25
Convertible Bonds and Notes		25
Software	3
Computers	3
Internet	3
All other Convertible Bonds and Notes	16
Convertible Preferred Stocks		4
Equity-Linked Notes		4
Financial Services	2
Banks	2
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8168
Virtus Income & Growth Fund

Virtus KAR Global Small-Cap Fund
Class A / RGSAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class A / RGSAX	$79	1.64%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8196
Virtus KAR Global Small-Cap Fund

Virtus KAR Global Small-Cap Fund
Class C / RGSCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Class C / RGSCX	$115	2.39%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8197
Virtus KAR Global Small-Cap Fund

Virtus KAR Global Small-Cap Fund
Institutional Class / DGSCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Global Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Global Small-Cap Fund Institutional Class / DGSCX	$62	1.29%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$37,525
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	28%
Asset Allocation(1)
Industrials	35%
Financials	33
Information Technology	15
Health Care	7
Materials	5
Consumer Discretionary	3
Communication Services	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8198
Virtus KAR Global Small-Cap Fund

Virtus KAR Health Sciences Fund
Class A / RAGHX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class A / RAGHX	$76	1.42%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Asset Allocation(1)
Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8199
Virtus KAR Health Sciences Fund

Virtus KAR Health Sciences Fund
Class C / RCGHX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Class C / RCGHX	$117	2.18%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Asset Allocation(1)
Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8200
Virtus KAR Health Sciences Fund

Virtus KAR Health Sciences Fund
Institutional Class / HLHIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus KAR Health Sciences Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Health Sciences Fund Institutional Class / HLHIX	$56	1.05%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$103,599
Total number of portfolio holdings	25
Portfolio turnover rate as of the end of the reporting period	6%

Asset Allocation(1)
Healthcare Equipment & Supplies	28%
Pharmaceuticals	22
Biotechnology	17
Life Sciences Tools & Services	17
Healthcare Providers & Services	16
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8210
Virtus KAR Health Sciences Fund

Virtus NFJ Dividend Value Fund
Class A / PNEAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class A / PNEAX	$54	1.03%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Asset Allocation(1)
Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8291
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class C / PNECX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class C / PNECX	$92	1.75%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Asset Allocation(1)
Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8292
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Institutional Class / NFJEX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Institutional Class / NFJEX	$37	0.70%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Asset Allocation(1)
Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8293
Virtus NFJ Dividend Value Fund

Virtus NFJ Dividend Value Fund
Class R6 / ANDVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Dividend Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Dividend Value Fund Class R6 / ANDVX	$34	0.65%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$481,948
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	44%

Asset Allocation(1)
Financials	34%
Information Technology	12
Energy	11
Industrials	9
Health Care	8
Real Estate	7
Materials	6
Other	13
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8294
Virtus NFJ Dividend Value Fund

Virtus NFJ International Value Fund
Class A / AFJAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class A / AFJAX	$71	1.31%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8302
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Class C / AFJCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class C / AFJCX	$111	2.06%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8303
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Institutional Class / ANJIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Institutional Class / ANJIX	$52	0.96%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8304
Virtus NFJ International Value Fund

Virtus NFJ International Value Fund
Class R6 / ANAVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ International Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ International Value Fund Class R6 / ANAVX	$49	0.91%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$81,155
Total number of portfolio holdings	56
Portfolio turnover rate as of the end of the reporting period	45%

Asset Allocation(1)
Financials	26%
Consumer Discretionary	16
Information Technology	15
Materials	12
Health Care	9
Communication Services	7
Industrials	6
Other	9
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8305
Virtus NFJ International Value Fund

Virtus NFJ Large-Cap Value Fund
Class A / PNBAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class A / PNBAX	$52	1.01%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Asset Allocation(1)
Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8306
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Class C / PNBCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class C / PNBCX	$91	1.77%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Asset Allocation(1)
Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8307
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Institutional Class / ANVIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Institutional Class / ANVIX	$39	0.75%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Asset Allocation(1)
Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8308
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Large-Cap Value Fund
Class R6 / VAAGX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Large-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Large-Cap Value Fund Class R6 / VAAGX	$34	0.65%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$282,806
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	68%

Asset Allocation(1)
Financials	33%
Consumer Discretionary	14
Information Technology	11
Energy	10
Real Estate	6
Industrials	6
Materials	6
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8309
Virtus NFJ Large-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class A / PQNAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class A / PQNAX	$52	1.00%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Asset Allocation(1)
Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8310
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class C / PQNCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class C / PQNCX	$90	1.75%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Asset Allocation(1)
Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8311
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Institutional Class / PRNIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Institutional Class / PRNIX	$34	0.65%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Asset Allocation(1)
Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8312
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Mid-Cap Value Fund
Class R6 / ANPRX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Mid-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Mid-Cap Value Fund Class R6 / ANPRX	$31	0.60%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$536,020
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	50%

Asset Allocation(1)
Financials	27%
Industrials	12
Materials	11
Real Estate	11
Energy	9
Consumer Discretionary	8
Information Technology	8
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8313
Virtus NFJ Mid-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class A / PCVAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class A / PCVAX	$61	1.17%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8314
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class C / PCVCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class C / PCVCX	$100	1.92%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 26, 2026, Class C shares were converted to Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8315
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Institutional Class / PSVIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Institutional Class / PSVIX	$43	0.82%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8316
Virtus NFJ Small-Cap Value Fund

Virtus NFJ Small-Cap Value Fund
Class R6 / ANFVX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus NFJ Small-Cap Value Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus NFJ Small-Cap Value Fund Class R6 / ANFVX	$40	0.77%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$240,776
Total number of portfolio holdings	83
Portfolio turnover rate as of the end of the reporting period	44%
Asset Allocation(1)
Financials	33%
Energy	11
Industrials	10
Information Technology	9
Health Care	9
Real Estate	7
Materials	7
Other	14
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8317
Virtus NFJ Small-Cap Value Fund

Virtus Silvant Focused Growth Fund
Class A / PGWAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class A / PGWAX	$50	0.94%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8363
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class C / PGWCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class C / PGWCX	$90	1.70%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8364
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Institutional Class / PGFIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Institutional Class / PGFIX	$35	0.67%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8365
Virtus Silvant Focused Growth Fund

Virtus Silvant Focused Growth Fund
Class R6 / AFGFX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Focused Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Focused Growth Fund Class R6 / AFGFX	$33	0.62%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,826,321
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	8%
Asset Allocation(1)
Information Technology	48%
Communication Services	16
Consumer Discretionary	12
Industrials	10
Health Care	7
Financials	4
Materials	2
Other	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8366
Virtus Silvant Focused Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class A / RMDAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class A / RMDAX	$50	0.98%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8370
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class C / RMDCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class C / RMDCX	$89	1.76%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8371
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Institutional Class / DRMCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Institutional Class / DRMCX	$39	0.76%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8372
Virtus Silvant Mid-Cap Growth Fund

Virtus Silvant Mid-Cap Growth Fund
Class R6 / RMDZX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Silvant Mid-Cap Growth Fund (“Fund”) for the period of June 18, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Mid-Cap Growth Fund Class R6 / RMDZX	$34	0.66%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$405,753
Total number of portfolio holdings	80
Portfolio turnover rate as of the end of the reporting period	22%
Asset Allocation(1)
Industrials	24%
Consumer Discretionary	22
Information Technology	20
Health Care	13
Financials	8
Communication Services	6
Utilities	3
Other	4
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8661
Virtus Silvant Mid-Cap Growth Fund

Virtus Small-Cap Fund
Class A / AZBAX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class A / AZBAX	$62	1.17%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8373
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class C / AZBCX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class C / AZBCX	$102	1.92%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8374
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Institutional Class / AZBIX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Institutional Class / AZBIX	$44	0.82%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8375
Virtus Small-Cap Fund

Virtus Small-Cap Fund
Class R6 / ASCFX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Small-Cap Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Small-Cap Fund Class R6 / ASCFX	$41	0.77%
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$100,972
Total number of portfolio holdings	229
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Biotechnology	11%
Software	7
Construction & Engineering	6
Semiconductors & Semiconductor Equipment	6
Pharmaceuticals	6
Banks	5
Aerospace & Defense	5
Metals & Mining	5
Insurance	4
Financial Services	4
Other (includes securities lending collateral)	41
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8376
Virtus Small-Cap Fund

Virtus Zevenbergen Technology Fund
Class A / RAGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class A / RAGTX	$77	1.42%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8449
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Class C / RCGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Class C / RCGTX	$116	2.16%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8450
Virtus Zevenbergen Technology Fund

Virtus Zevenbergen Technology Fund
Institutional Class / DRGTX
Semi-Annual SHAREHOLDER REPORT | December 31, 2025
This semi-annual shareholder report contains important information about the Virtus Zevenbergen Technology Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Zevenbergen Technology Fund Institutional Class / DRGTX	$63	1.16%

KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,663,278
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	4%

Asset Allocation(1)
Semiconductors & Semiconductor Equipment	30%
Software	18
Interactive Media & Services	18
Technology Hardware, Storage & Peripherals	8
IT Services	6
Broadline Retail	5
Automobiles	3
Aerospace & Defense	2
Communications Equipment	2
Financial Services	2
Other	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8451
Virtus Zevenbergen Technology Fund

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semi-annual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS INVESTMENT TRUST
December 31, 2025

Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Bermuda—2.6%
Credicorp Ltd.	16,973	$4,871
Brazil—5.2%
C&A MODAS S.A.	576,700	1,343
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	109,246	2,659
Cia de Saneamento de Minas Gerais Copasa MG	301,900	2,420
Cury Construtora e Incorporadora S.A.	183,300	1,078
Vale S.A.	157,200	2,064
		9,564

Cayman Islands—6.9%
China Hongqiao Group Ltd.	1,116,000	4,678
Chow Tai Fook Jewellery Group Ltd.	935,600	1,489
Sany Heavy Equipment International Holdings Co., Ltd.	926,000	1,030
SITC International Holdings Co., Ltd.	488,000	1,747
WH Group Ltd.	3,526,000	3,928
		12,872

China—21.3%
Agricultural Bank of China Ltd. Class H	2,575,000	1,912
Alibaba Group Holding Ltd.	295,100	5,415
Bank of China Ltd. Class H	2,219,000	1,272
Bank of Shanghai Co., Ltd. Class A	711,152	1,028
China Construction Bank Corp. Class H	811,000	801
China International Capital Corp. Ltd. Class H	670,000	1,685
CMOC Group Ltd. Class A	1,425,400	4,079
NetEase, Inc.	71,200	1,963
People’s Insurance Co. Group of China Ltd. (The) Class H	1,881,000	1,631
PetroChina Co., Ltd. Class H	2,210,620	2,380
PICC Property & Casualty Co. Ltd. Class H	976,000	2,052
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	125,400	1,517
Tencent Holdings Ltd.	131,000	10,083
WuXi AppTec Co., Ltd. Class H	124,500	1,579
Zijin Mining Group Co., Ltd. Class H	464,000	2,126
		39,523

Colombia—1.2%
Grupo Cibest S.A. ADR	35,875	2,282
	Shares	Value

Greece—2.0%
Eurobank S.A.	400,000	$1,610
Hellenic Telecommunications Organization S.A.	56,416	1,118
Piraeus Bank S.A.(1)	129,000	1,030
		3,758

Hungary—3.5%
OTP Bank Nyrt	60,328	6,475
India—13.1%
Ashok Leyland Ltd.	1,060,797	2,115
Bharat Petroleum Corp., Ltd.	786,436	3,360
Chambal Fertilisers & Chemicals Ltd.	235,786	1,265
HDFC Bank Ltd. ADR	43,590	1,593
Muthoot Finance Ltd.	129,321	5,484
National Aluminium Co., Ltd.	668,302	2,337
Polycab India Ltd.	40,889	3,466
Vedanta Ltd.	540,042	3,632
Welspun Corp., Ltd.	121,317	1,099
		24,351

Indonesia—0.9%
Aneka Tambang Tbk	8,403,500	1,587
Ireland—1.5%
TE Connectivity plc	12,537	2,852
Poland—3.4%
Bank Polska Kasa Opieki S.A.	13,502	771
ORLEN S.A.	57,862	1,549
PGE Polska Grupa Energetyczna S.A.(1)	1,061,761	2,604
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,608	1,343
		6,267

Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	— (4)
		1

South Africa—2.0%
AVI Ltd.	311,103	1,982
Harmony Gold Mining Co., Ltd. Sponsored ADR	26,038	518
Sanlam Ltd.	206,374	1,228
		3,728

South Korea—9.1%
HD Hyundai Co., Ltd.	6,269	820
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,376	954
Hyundai Glovis Co., Ltd.	6,944	871
LG Display Co. Ltd.(1)	110,902	909
	Shares	Value

South Korea—continued
LG Uplus Corp.	57,862	$591
Samsung Electronics Co., Ltd.	32,885	2,737
SK hynix, Inc.	21,955	9,922
		16,804

Taiwan—16.0%
Accton Technology Corp.	71,000	2,678
CTBC Financial Holding Co., Ltd.	1,332,000	2,128
Marketech International Corp.	92,000	805
Sunonwealth Electric Machine Industry Co., Ltd.	107,000	546
Taiwan Semiconductor Manufacturing Co., Ltd.	477,000	23,531
		29,688

Thailand—2.5%
Advanced Info Service PCL NVDR	459,100	4,561
Turkey—1.4%
Turkiye Petrol Rafinerileri AS	617,191	2,652
United Arab Emirates—6.0%
Abu Dhabi Islamic Bank PJSC	226,625	1,281
Dubai Islamic Bank PJSC	823,564	2,079
Emaar Development PJSC	968,666	3,996
Emirates NBD Bank PJSC	488,623	3,705
		11,061

United States—0.9%
Lam Research Corp.	9,644	1,651
Total Common Stocks (Identified Cost $132,350)		184,548

Total Long-Term Investments—99.5% (Identified Cost $132,350)		184,548

TOTAL INVESTMENTS—99.5% (Identified Cost $132,350)		$184,548
Other assets and liabilities, net—0.5%		895
NET ASSETS—100.0%		$185,443

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).

Country Weightings†
China	21%
Taiwan	16
India	13
South Korea	9
Cayman Islands	7
United Arab Emirates	6
Brazil	5
Other	23
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$184,548	$184,547	$1
Total Investments	$184,548	$184,547	$1
There were no securities valued using significant observable inputs (Level 2) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—23.7%
Aerospace & Defense—0.2%
AeroVironment, Inc. 0.000%, 7/15/30	$8,840	$9,591
Auto Manufacturers—0.5%
Ford Motor Co. 0.000%, 3/15/26	4,855	5,042
Rivian Automotive, Inc. 4.625%, 3/15/29	13,820	17,361
		22,403

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	8,560	12,586
Bridgebio Pharma, Inc. 144A 1.750%, 3/1/31(1)	10,030	17,415
Cogent Biosciences, Inc. 1.625%, 11/15/31	6,370	7,458
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	8,680	10,803
Halozyme Therapeutics, Inc. 144A 0.000%, 2/15/31(1)	12,735	12,733
Ionis Pharmaceuticals, Inc.
1.750%, 6/15/28	5,950	9,450
144A 0.000%, 12/1/30(1)	8,020	8,541
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	13,060	15,292
		94,278

Commercial Services—1.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	9,130	10,102
Block, Inc. 0.250%, 11/1/27	18,790	17,371
Global Payments, Inc. 1.500%, 3/1/31	17,360	15,572
Shift4 Payments, Inc. 0.500%, 8/1/27	6,780	6,516
		49,561

Computers—3.0%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	15,730	16,807
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	23,510	50,311
Parsons Corp. 2.625%, 3/1/29	10,205	10,491
Western Digital Corp. 3.000%, 11/15/28	10,950	50,193
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	12,495	11,689
		139,491

	Par Value	Value

Diversified REITs—0.3%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$15,525	$15,742
Electric Utilities—1.2%
FirstEnergy Corp. 144A 3.625%, 1/15/29(1)	10,055	10,663
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	5,870	7,285
Southern Co. (The) 144A 3.250%, 6/15/28(1)	21,045	21,003
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	18,090	18,325
		57,276

Electronics—0.6%
Mirion Technologies, Inc. 144A 0.000%, 10/1/31(1)	6,680	7,214
OSI Systems, Inc.
2.250%, 8/1/29	4,800	7,118
144A 0.500%, 2/1/31(1)	11,635	11,440
		25,772

Energy-Alternate Sources—0.3%
Array Technologies, Inc. 144A 2.875%, 7/1/31(1)	3,370	4,861
Eos Energy Enterprises, Inc. 144A 1.750%, 12/1/31(1)	7,310	7,073
		11,934

Engineering & Construction—0.1%
Granite Construction, Inc. 3.250%, 6/15/30	3,000	4,785
Entertainment—1.0%
DraftKings Holdings, Inc. 0.000%, 3/15/28	10,755	9,825
IMAX Corp. 144A 0.750%, 11/15/30(1)	6,370	6,965
Live Nation Entertainment, Inc. 2.875%, 1/15/30	28,255	29,682
		46,472

Financial Services—1.3%
Coinbase Global, Inc.
0.500%, 6/1/26	22,920	22,863
144A 0.000%, 10/1/29(1)	12,035	11,166
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	11,205	8,465
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	14,365	18,527
		61,021

	Par Value	Value

Health Care REITs—0.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	$24,835	$37,501
Healthcare-Products—1.4%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	5,550	8,490
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	13,510	16,489
Guardant Health, Inc.
1.250%, 2/15/31	8,330	15,236
144A 0.000%, 5/15/33(1)	2,885	3,163
iRhythm Technologies, Inc. 1.500%, 9/1/29	7,900	11,021
Repligen Corp. 1.000%, 12/15/28	5,540	6,052
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	6,235	6,643
		67,094

Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	14,135	14,057
Internet—2.3%
Airbnb, Inc. 0.000%, 3/15/26(2)	17,745	17,559
Alibaba Group Holding Ltd. 0.500%, 6/1/31	9,225	14,327
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	10,995	11,484
Expedia Group, Inc. 0.000%, 2/15/26	23,830	26,582
Trip.com Group Ltd. 0.750%, 6/15/29	9,765	12,006
Uber Technologies, Inc. 0.875%, 12/1/28	11,450	14,851
Wayfair, Inc. 3.250%, 9/15/27	7,625	12,686
		109,495

Investment Companies—0.5%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	7,585	9,007
IREN Ltd. 144A 0.000%, 7/1/31(1)	14,125	10,460
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	7,210	6,237
		25,704

Leisure Time—0.2%
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	11,540	11,129
Machinery-Construction & Mining—0.5%
Bloom Energy Corp. 144A 0.000%, 11/15/30(1)	16,135	14,037
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Machinery-Construction & Mining—continued
BWX Technologies, Inc. 144A 0.000%, 11/1/30(1)	$10,620	$10,121
		24,158

Mining—0.2%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	7,550	9,706
Miscellaneous Manufacturing—0.3%
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	12,140	12,571
Office REITs—0.2%
Boston Properties LP 144A 2.000%, 10/1/30(1)	10,950	10,572
Oil, Gas & Consumable Fuels—0.2%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	10,100	10,921
Personal Care Product—0.1%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	7,730	6,658
Pharmaceuticals—0.6%
Jazz Investments I Ltd.
2.000%, 6/15/26	8,470	9,792
3.125%, 9/15/30	7,735	10,295
Zoetis, Inc. 144A 0.250%, 6/15/29(1)	7,245	7,444
		27,531

Semiconductors—1.2%
Impinj, Inc. 144A 0.000%, 9/15/29(1)	7,075	7,263
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)	11,210	13,594
MKS, Inc. 1.250%, 6/1/30	12,070	15,395
Nova Ltd. 144A 0.000%, 9/15/30(1)	7,565	9,407
Semtech Corp. 144A 0.000%, 10/15/30(1)	1,410	1,494
Synaptics, Inc. 0.750%, 12/1/31	7,920	8,340
		55,493

Software—3.1%
Akamai Technologies, Inc. 0.375%, 9/1/27	9,720	9,744
BILL Holdings, Inc. 0.000%, 4/1/30	11,660	10,708
Cloudflare, Inc. 0.000%, 8/15/26	19,075	22,392
Confluent, Inc. 0.000%, 1/15/27(2)	8,720	8,467
CoreWeave, Inc. 144A 1.750%, 12/1/31(1)	11,560	10,939
	Par Value	Value

Software—continued
Datadog, Inc. 0.000%, 12/1/29(2)	$18,560	$18,514
Guidewire Software, Inc. 1.250%, 11/1/29	7,250	7,971
Snowflake, Inc. 0.000%, 10/1/29	13,025	20,111
Strategy, Inc. 0.000%, 12/1/29	29,170	23,879
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	9,515	13,749
		146,474

Telecommunications—0.2%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	9,455	9,420
Total Convertible Bonds and Notes (Identified Cost $1,059,780)		1,116,810

Corporate Bonds and Notes—30.7%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	3,465	3,468
Aerospace & Defense—1.4%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	21,615	22,543
144A 7.000%, 6/1/32(1)	6,530	6,900
144A 6.750%, 6/15/33(1)	1,875	1,982
TransDigm, Inc.
144A 6.375%, 5/31/33(1)	18,550	19,035
144A 6.750%, 1/31/34(1)	14,965	15,589
		66,049

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 6.625%, 7/15/30	7,190	7,363
Auto Manufacturers—0.2%
Ford Motor Co. 7.450%, 7/16/31	9,690	10,712
Automobile Components—1.0%
Adient Global Holdings Ltd. 144A 7.500%, 2/15/33(1)	9,765	10,078
American Axle & Manufacturing, Inc.
144A 6.375%, 10/15/32(1)	2,390	2,434
144A 7.750%, 10/15/33(1)	12,110	12,335
Clarios Global LP
144A 6.750%, 5/15/28(1)	4,250	4,358
144A 6.750%, 9/15/32(1)	9,625	9,981
	Par Value	Value

Automobile Components—continued
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	$2,415	$2,291
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	5,312
		46,789

Biotechnology—0.2%
Genmab A/S
144A 6.250%, 12/15/32(1)	3,825	3,920
144A 7.250%, 12/15/33(1)	4,735	4,974
		8,894

Building Materials—1.0%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,908
144A 6.375%, 6/15/32(1)	7,065	7,320
Quikrete Holdings, Inc.
144A 6.375%, 3/1/32(1)	18,335	19,085
144A 6.750%, 3/1/33(1)	10,710	11,184
		47,497

Chemicals—0.6%
Celanese U.S. Holdings LLC 6.750%, 4/15/33	14,715	14,638
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	13,150	12,730
		27,368

Commercial Services—1.9%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	14,264
Avis Budget Car Rental LLC
144A 8.000%, 2/15/31(1)	10,660	10,955
144A 8.375%, 6/15/32(1)	3,710	3,831
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,643
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	10,585	11,104
Herc Holdings, Inc.
144A 7.000%, 6/15/30(1)	3,665	3,857
144A 7.250%, 6/15/33(1)	10,230	10,848
144A 6.000%, 3/15/34(1)	1,915	1,940
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	7,285	4,953
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,460	9,767
United Rentals North America, Inc. 5.250%, 1/15/30	13,650	13,837
		90,999

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Computers—0.6%
CACI International, Inc. 144A 6.375%, 6/15/33(1)	$4,950	$5,122
McAfee Corp. 144A 7.375%, 2/15/30(1)	15,875	13,844
Seagate Data Storage Technology Pte Ltd. 144A 8.500%, 7/15/31(1)	7,495	7,968
		26,934

Containers & Packaging—0.5%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/30(1)	15,595	15,472
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	9,155	9,345
		24,817

Diversified REITs—0.7%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	9,595	9,856
144A 6.250%, 1/15/33(1)	24,940	25,149
		35,005

Electric Utilities—1.0%
NRG Energy, Inc.
144A 5.750%, 1/15/34(1)	5,960	6,021
144A 6.000%, 1/15/36(1)	18,245	18,487
Talen Energy Supply LLC
144A 6.250%, 2/1/34(1)	7,740	7,894
144A 6.500%, 2/1/36(1)	12,505	12,931
		45,333

Electronic Equipment, Instruments & Components—0.3%
WESCO Distribution, Inc.
144A 7.250%, 6/15/28(1)	6,670	6,767
144A 6.375%, 3/15/33(1)	7,525	7,857
		14,624

Electronics—0.1%
Coherent Corp. 144A 5.000%, 12/15/29(1)	5,780	5,760
Energy-Alternate Sources—0.0%
Sunnova Energy International, Inc. 2.625%, 2/15/28(3)	17,395	34
Entertainment—1.2%
Caesars Entertainment, Inc. 144A 6.000%, 10/15/32(1)	23,785	23,130
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	10,133
Light & Wonder International, Inc.
144A 7.500%, 9/1/31(1)	4,775	4,982
	Par Value	Value

Entertainment—continued
144A 6.250%, 10/1/33(1)	$6,395	$6,474
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	6,825	6,638
Starz Capital Holdings 1, Inc. 144A 6.000%, 4/15/30(1)	7,195	6,871
		58,228

Environmental Services—0.2%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	8,100	8,083
Financial Services—2.1%
Navient Corp. 7.875%, 6/15/32	8,900	9,311
OneMain Finance Corp.
7.125%, 11/15/31	5,085	5,308
7.125%, 9/15/32	18,070	18,778
6.750%, 9/15/33	11,105	11,245
PennyMac Financial Services, Inc.
144A 7.875%, 12/15/29(1)	4,860	5,171
144A 6.875%, 2/15/33(1)	13,925	14,537
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	5,285	5,400
Rocket Cos., Inc.
144A 7.125%, 2/1/32(1)	15,585	16,396
144A 6.375%, 8/1/33(1)	13,065	13,622
		99,768

Food & Beverage—1.1%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,141
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	13,080	13,484
Post Holdings, Inc.
144A 6.375%, 3/1/33(1)	17,980	18,160
144A 6.250%, 10/15/34(1)	11,125	11,187
		50,972

Healthcare-Products—0.2%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	3,690	3,815
144A 5.250%, 10/1/29(1)	7,490	7,530
		11,345

Healthcare-Services—0.8%
DaVita, Inc. 144A 6.750%, 7/15/33(1)	20,740	21,505
Tenet Healthcare Corp.
6.125%, 10/1/28	9,373	9,415
144A 6.000%, 11/15/33(1)	5,535	5,699
		36,619

	Par Value	Value

Hotel & Resort REITs—0.2%
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	$9,060	$8,847
Insurance—0.7%
Asurion LLC & Asurion Co.-Issuer, Inc. 144A 8.000%, 12/31/32(1)	7,620	7,907
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	23,790	24,652
		32,559

Internet—0.7%
Gen Digital, Inc.
144A 7.125%, 9/30/30(1)	7,815	8,070
144A 6.250%, 4/1/33(1)	8,715	8,987
Snap, Inc. 144A 6.875%, 3/1/33(1)	13,430	13,917
		30,974

Iron & Steel—0.8%
Cleveland-Cliffs, Inc.
144A 7.000%, 3/15/32(1)	18,085	18,537
144A 7.625%, 1/15/34(1)	5,625	5,878
Commercial Metals Co.
144A 5.750%, 11/15/33(1)	4,075	4,167
144A 6.000%, 12/15/35(1)	8,080	8,283
		36,865

Leisure Time—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	4,000	4,184
Carnival Corp.
144A 5.750%, 8/1/32(1)	14,350	14,727
144A 6.125%, 2/15/33(1)	7,570	7,817
NCL Corp., Ltd. 144A 6.750%, 2/1/32(1)	14,725	15,077
		41,805

Lodging—0.5%
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	3,300	3,205
MGM Resorts International 4.750%, 10/15/28	7,595	7,577
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	11,107
		21,889

Machinery-Diversified—0.1%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	5,100	5,315
Media—3.1%
CCO Holdings LLC
4.500%, 5/1/32	7,105	6,377
144A 5.375%, 6/1/29(1)	14,405	14,243
144A 6.375%, 9/1/29(1)	11,735	11,896
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Media—continued
144A 7.375%, 3/1/31(1)	$5,750	$5,868
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	8,440
144A 5.750%, 1/15/30(1)	3,000	1,109
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	14,515	14,686
Gray Media, Inc.
144A 5.375%, 11/15/31(1)	14,095	10,569
144A 9.625%, 7/15/32(1)	6,605	6,855
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	11,535	11,566
144A 4.750%, 11/1/28(1)	5,800	5,758
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	10,495	7,931
Sirius XM Radio LLC
144A 5.500%, 7/1/29(1)	8,595	8,665
144A 4.125%, 7/1/30(1)	11,990	11,403
Versant Media Group, Inc. 144A 7.250%, 1/30/31(1)	5,990	6,180
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	7,505	6,617
Virgin Media Secured Finance plc 144A 4.500%, 8/15/30(1)	9,225	8,540
		146,703

Mining—0.3%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,850
Fortescue Treasury Pty Ltd. 144A 4.375%, 4/1/31(1)	2,312	2,236
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	4,675	4,736
		15,822

Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc.
144A 6.125%, 3/15/30(1)	6,070	6,266
144A 6.250%, 3/15/33(1)	7,270	7,563
		13,829

Oil, Gas & Consumable Fuels—1.9%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	11,480	11,937
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	11,705	12,143
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,810	4,981
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	— (5)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Mesquite Energy, Inc. 0.000%, 1/15/24(3)	$6,240	$1
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,370	6,431
Occidental Petroleum Corp. 8.875%, 7/15/30	6,600	7,632
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,543
144A 7.000%, 8/1/32(1)	6,935	6,817
Sunoco LP 144A 6.250%, 7/1/33(1)	13,245	13,567
Transocean International Ltd. 144A 8.500%, 5/15/31(1)	15,705	15,556
USA Compression Partners LP 144A 7.125%, 3/15/29(1)	6,325	6,547
		92,155

Passenger Airlines—0.2%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	7,125	7,256
Pharmaceuticals—0.6%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	12,710	12,583
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	8,825	8,704
Organon & Co. 144A 5.125%, 4/30/31(1)	10,090	8,357
		29,644

Pipelines—0.7%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	8,265	8,559
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	9,190	9,309
144A 7.000%, 1/15/30(1)	14,045	13,517
		31,385

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	5,300	4,985
Retail—1.0%
Advance Auto Parts, Inc.
144A 7.000%, 8/1/30(1)	4,735	4,760
144A 7.375%, 8/1/33(1)	11,920	11,967
Bath & Body Works, Inc.
6.875%, 11/1/35	2,255	2,281
144A 6.625%, 10/1/30(1)	9,455	9,667
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	—
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	14,615	15,004
	Par Value	Value

Retail—continued
Yum! Brands, Inc. 4.625%, 1/31/32	$5,310	$5,204
		48,883

Software—0.7%
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	12,775	12,942
144A 6.625%, 8/15/33(1)	9,090	9,009
UKG, Inc. 144A 6.875%, 2/1/31(1)	12,980	13,333
		35,284

Telecommunications—1.7%
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	10,182
144A 8.750%, 5/15/30(1)	3,920	4,094
Level 3 Financing, Inc. 144A 8.500%, 1/15/36(1)	6,630	6,789
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	23,075	21,690
144A 10.000%, 10/15/32(1)	8,285	8,326
Vmed O2 UK Financing I plc 144A 7.750%, 4/15/32(1)	12,080	12,589
WULF Compute LLC 144A 7.750%, 10/15/30(1)	15,250	15,711
		79,381

Transportation—0.8%
FTAI Aviation Investors LLC
144A 7.000%, 6/15/32(1)	18,530	19,480
144A 5.875%, 4/15/33(1)	10,680	10,853
XPO, Inc.
144A 7.125%, 6/1/31(1)	5,950	6,204
144A 7.125%, 2/1/32(1)	2,015	2,119
		38,656

Total Corporate Bonds and Notes (Identified Cost $1,487,652)		1,448,898

	Shares
Convertible Preferred Stocks—4.4%
Aerospace & Defense—0.5%
Boeing Co. (The), 6.000%	335,335	23,158
Banks—1.4%
Bank of America Corp. Series L, 7.250%	16,720	20,933
Wells Fargo & Co. Series L, 7.500%	35,805	43,396
		64,329

Capital Markets—0.5%
Ares Management Corp. Series B, 6.750%	171,665	8,652
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Capital Markets—continued
KKR & Co., Inc. Series D, 6.250%	281,120	$14,573
		23,225

Chemicals—0.2%
Albemarle Corp., 7.250%	165,835	9,849
Electric Utilities—1.1%
NextEra Energy, Inc., 7.299%	581,645	30,112
PG&E Corp. Series A, 6.000%	468,190	19,196
Southern Co. (The) Series A, 7.125%	64,150	3,230
		52,538

Financial Services—0.1%
Shift4 Payments, Inc., 6.000%	42,980	3,439
Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	112,925	14,253
Semiconductors & Semiconductor Equipment—0.2%
Microchip Technology, Inc., 7.500%	201,250	11,729
Software—0.1%
Strategy, Inc., 8.000%	42,025	3,310
Total Convertible Preferred Stocks (Identified Cost $204,992)		205,830

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)(7)	9,389	—
Total Preferred Stock (Identified Cost $921)		—

Common Stocks—32.3%
Aerospace & Defense—0.4%
RTX Corp.	92,230	16,915
Air Freight & Logistics—0.1%
Expeditors International of Washington, Inc.	32,840	4,893
Automobiles—0.6%
Tesla, Inc.(6)(8)	60,348	27,140
Banks—1.4%
CCF Holdings LLC(3)(6)	7,416,755	371
CCF Holdings LLC Class M(3)(6)	1,759,917	106
Citigroup, Inc.	204,890	23,909
JPMorgan Chase & Co.	76,815	24,751
	Shares	Value

Banks—continued
Wells Fargo & Co.	192,720	$17,961
		67,098

Beverages—0.3%
Coca-Cola Co. (The)	216,670	15,147
Biotechnology—1.0%
AbbVie, Inc.	62,947	14,383
Argenx SE ADR(6)	11,140	9,368
Clovis Liquidation Trust Units(3)(6)	4,474,067	67
Gilead Sciences, Inc.	154,425	18,954
Regeneron Pharmaceuticals, Inc.	7,325	5,654
		48,426

Broadline Retail—1.8%
Amazon.com, Inc.(6)	374,405	86,420
Capital Markets—1.1%
Blackstone, Inc.	26,215	4,041
Charles Schwab Corp. (The)	86,705	8,663
Intercontinental Exchange, Inc.	51,675	8,369
Moody’s Corp.	28,665	14,644
Morgan Stanley	83,920	14,898
		50,615

Chemicals—0.1%
DuPont de Nemours, Inc.	101,413	4,077
Commercial Services & Supplies—0.3%
Waste Management, Inc.	58,375	12,826
Communications Equipment—0.5%
Cisco Systems, Inc.	218,520	16,833
Motorola Solutions, Inc.	15,325	5,874
		22,707

Consumer Finance—0.3%
Capital One Financial Corp.	58,366	14,146
Erickson, Inc.(3)(6)	10,866	—
		14,146

Consumer Staples Distribution & Retail—0.5%
Walmart, Inc.	206,215	22,974
Electric Utilities—0.2%
Constellation Energy Corp.	28,660	10,125
Electrical Equipment—0.7%
GE Vernova, Inc.	14,075	9,199
Generac Holdings, Inc.(6)	49,720	6,780
Plug Power, Inc.(6)	437,288	862
Rockwell Automation, Inc.	47,590	18,516
		35,357

	Shares	Value

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. Class A	61,285	$8,282
Entertainment—0.3%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Take-Two Interactive Software, Inc.(6)	49,688	12,722
		12,722

Financial Services—1.1%
Berkshire Hathaway, Inc. Class B(6)	31,530	15,848
Mastercard, Inc. Class A	66,380	37,895
		53,743

Ground Transportation—0.1%
Old Dominion Freight Line, Inc.	35,470	5,562
Healthcare Equipment & Supplies—0.5%
Boston Scientific Corp.(6)	80,630	7,688
Insulet Corp.(6)	24,465	6,954
Intuitive Surgical, Inc.(6)	18,585	10,526
		25,168

Healthcare Providers & Services—1.2%
Cardinal Health, Inc.	93,450	19,204
McKesson Corp.	28,505	23,383
UnitedHealth Group, Inc.	38,570	12,732
		55,319

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.(6)	200,410	6,120
Household Durables—0.1%
DR Horton, Inc.	29,630	4,268
Industrial Conglomerates—0.6%
3M Co.	77,500	12,407
General Electric Co.	51,095	15,739
		28,146

Insurance—0.2%
Aon plc Class A	25,985	9,170
Interactive Media & Services—3.0%
Alphabet, Inc. Class A(8)	256,070	80,150
Alphabet, Inc. Class C(8)	78,850	24,743
Meta Platforms, Inc. Class A(8)	54,208	35,782
		140,675

IT Services—0.3%
EPAM Systems, Inc.(6)	20,020	4,102
GTT Communications, Inc.(6)	8,647	171
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

IT Services—continued
International Business Machines Corp.	25,745	$7,626
		11,899

Life Sciences Tools & Services—0.2%
Avantor, Inc.(6)	280,592	3,215
Danaher Corp.	22,220	5,087
		8,302

Machinery—1.5%
Caterpillar, Inc.(8)	41,840	23,969
Cummins, Inc.(8)	26,465	13,509
Parker-Hannifin Corp.(8)	20,345	17,883
Stanley Black & Decker, Inc.	82,623	6,137
Xylem, Inc.	65,090	8,864
		70,362

Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	532
Metals & Mining—0.2%
Freeport-McMoRan, Inc.(8)	168,350	8,550
Oil, Gas & Consumable Fuels—0.1%
Devon Energy Corp.	148,335	5,433
Pharmaceuticals—1.2%
Eli Lilly & Co.	33,690	36,206
Merck & Co., Inc.	171,244	18,025
		54,231

Professional Services—0.0%
Clarivate plc(6)	540,468	1,805
Real Estate Management & Development—0.3%
CBRE Group, Inc. Class A(6)	83,905	13,491
Semiconductors & Semiconductor Equipment—5.1%
Advanced Micro Devices, Inc.(6)	37,890	8,115
Analog Devices, Inc.(8)	41,010	11,122
Broadcom, Inc.(8)	138,675	47,995
Lam Research Corp.(8)	58,560	10,024
Marvell Technology, Inc.	78,605	6,680
Micron Technology, Inc.(8)	62,035	17,705
NVIDIA Corp.	753,837	140,591
		242,232

Software—3.2%
Cadence Design Systems, Inc.(6)(8)	38,795	12,126
Crowdstrike Holdings, Inc. Class A(6)	15,675	7,348
Intuit, Inc.	12,740	8,439
Microsoft Corp.	228,611	110,561
Palantir Technologies, Inc. Class A(6)(8)	59,930	10,653
	Shares	Value

Software—continued
Workday, Inc. Class A(6)	4,974	$1,068
		150,195

Specialized REITs—0.2%
Equinix, Inc.	9,680	7,416
Specialty Retail—0.7%
Chewy, Inc. Class A(6)	205,737	6,800
Home Depot, Inc. (The)	29,025	9,987
TJX Cos., Inc. (The)	119,670	18,383
		35,170

Technology Hardware, Storage & Peripherals—2.5%
Apple, Inc.	437,840	119,031
Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. Class B	110,605	7,047
Total Common Stocks (Identified Cost $1,441,910)		1,523,737

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 3/25/26(3)(6)	2,911,361	—
IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(6)	27,745	— (5)
Total Warrants (Identified Cost $—)(5)		— (5)

Equity-Linked Notes—4.1%
Banks—1.9%
Barclays Bank plc (Cadence Design Systems, Inc.) 1.250%, 5/26/28(3)	16,205,000	17,347
Barclays Bank plc (Microsoft Corp.) 1.000%, 2/16/29	19,620,000	21,515
BofA Finance LLC (Amazon.com, Inc.) 1.000%, 3/25/27(3)	9,395,000	11,475
BofA Finance LLC (Atlassian Corp.) 1.000%, 3/23/28(3)	14,205,000	13,964
BofA Finance LLC (Stryker Corp.) 1.000%, 3/17/28(3)	13,975,000	13,936
Morgan Stanley Finance LLC (Berkshire Hathaway, Inc.) 1.000%, 3/21/28(3)	14,030,000	13,964
		92,201

	Shares	Value

Financial Services—2.2%
Citigroup Global Markets Holdings, Inc. (NVIDIA Corp.) 1.000%, 3/15/27	6,315,000	$9,958
Goldman Sachs Finance Corp. (CVS Health Corp.) 1.000%, 9/25/28(3)	16,000,000	17,954
Goldman Sachs Finance Corp. (Eli Lilly & Co.) 1.000%, 5/13/27(3)	13,770,000	18,475
Goldman Sachs Finance Corp. (Regeneron Pharmaceuticals, Inc.) 1.250%, 6/28/27(3)	17,975,000	17,761
JPMorgan Chase Financial Co. LLC (Boeing Co. (The)) 0.500%, 6/15/27	5,475,000	6,317
JPMorgan Chase Financial Co. LLC (Intuit, Inc.) 1.000%, 6/15/28	13,675,000	14,048
JPMorgan Chase Financial Co. LLC (Johnson Controls International plc) 1.000%, 4/1/28	14,725,000	18,929
		103,442

Total Equity-Linked Notes (Identified Cost $189,386)		195,643

Total Long-Term Investments—95.2% (Identified Cost $4,384,641)		4,490,918

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%)(9)	45,995,288	45,995
Total Short-Term Investment (Identified Cost $45,995)		45,995

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.2% (Identified Cost $4,430,636)		4,536,913

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $405)	$(168)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.2% (Identified Cost $4,430,231)	$4,536,745
Other assets and liabilities, net—3.8%	181,168
NET ASSETS—100.0%	$4,717,913

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
December 31, 2025, these securities amounted to a
value of $1,860,438 or 39.4% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $170,144.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Canada	2
United Kingdom	2
Bermuda	1
Cayman Islands	1
Panama	1
Israel	1
Total	100%
† % of total investments, net of written options, as of December 31, 2025.

Open written options contracts as of December 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Alphabet, Inc.	(1,280)	$(44,800)	$350.00	01/16/26	$(18)
Alphabet, Inc.	(394)	(13,790)	350.00	01/16/26	(6)
Analog Devices, Inc.	(205)	(6,150)	300.00	01/16/26	(5)
Broadcom, Inc.	(693)	(28,413)	410.00	01/16/26	(20)
Cadence Design Systems, Inc.	(194)	(7,081)	365.00	01/16/26	(1)
Caterpillar, Inc.	(209)	(13,585)	650.00	01/16/26	(8)
Cummins, Inc.	(122)	(6,710)	550.00	01/16/26	(15)
Freeport-McMoRan, Inc.	(842)	(4,799)	57.00	01/16/26	(13)
Lam Research Corp.	(293)	(6,007)	205.00	01/16/26	(6)
Meta Platforms, Inc.	(271)	(20,596)	760.00	01/16/26	(3)
Micron Technology, Inc.	(310)	(10,230)	330.00	01/16/26	(55)
Palantir Technologies, Inc.	(300)	(6,900)	230.00	01/16/26	(2)
Parker-Hannifin Corp.	(102)	(9,588)	940.00	01/16/26	(10)
Tesla, Inc.	(302)	(18,120)	600.00	01/16/26	(6)
Total Written Options					$(168)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,116,810	$—	$1,116,810	$—
Corporate Bonds and Notes	1,448,898	—	1,448,863	35 (1)
Equity Securities:
Convertible Preferred Stocks	205,830	205,830	—	—
Preferred Stock	—	—	—	— (1)
Common Stocks	1,523,737	1,522,490	171	1,076 (1)
Warrants	—	—	—	— (1)
Equity-Linked Notes	195,643	—	70,767	124,876
Money Market Mutual Fund	45,995	45,995	—	—
Total Assets	4,536,913	1,774,315	2,636,611	125,987
Liabilities:
Other Financial Instruments:
Written Options	(168)	(146)	(22)	—
Total Investments, Net of Written Options	$4,536,745	$1,774,169	$2,636,589	$125,987

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Preferred Stock	Common Stocks	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2025:	$168,212	$982 (a)	$939	$1,461 (a)	$29 (a)	$164,801
Accrued discount/(premium)	37	—	—	—	—	37
Net realized gain (loss)	10,491	—	—	—	—	10,491
Net change in unrealized appreciation (depreciation)(b)	(25,850)	(16,021)	(939)	(385)	(29)	(8,476)
Purchases	33,382	15,782	—	—	—	17,600
Sales(c)	(60,285)	(708)	—	—	—	(59,577)
Balance as of December 31, 2025	$125,987	$35 (a)	$— (a)	$1,076 (a)	$— (a)	$124,876
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025, was $(14,576).
(c) Includes paydowns on securities.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2025:
Investments in Securities – Assets	Ending Balance at December 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Common Stocks:
CCF Holdings LLC	$371	OPM and Last Transaction	Volatility	41.15% (39.20% - 45.80%)	Increase

CCF Holdings LLC Class M	$106	OPM and Last Transaction	Volatility	41.15% (39.20% - 45.80%)	Increase

Postmedia Network Canada Corp.	$532	Market and Company Comparables	EV Multiples	1.53x (0.66x - 3.74x)	Increase
				10.63x (4.00x - 20.38x)
			Illiquid Discount	10.00%	Decrease

Warrants:
CCF Holdings LLC	$0	Black-Scholes Model	Volatility	41.15% (39.20% - 45.80%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—95.9%
Brazil—7.8%
Caixa Seguridade Participacoes S.A.	525,384	$1,594
Tegma Gestao Logistica S.A.	197,384	1,332
		2,926

China—3.1%
Haitian International Holdings Ltd.	406,766	1,158
France—6.0%
Alten S.A.	10,865	925
Lectra	43,790	1,312
		2,237

Italy—5.9%
FinecoBank Banca Fineco SpA	64,950	1,694
Moltiply Group SpA	12,771	521
		2,215

Japan—6.4%
As One Corp.	71,300	1,094
MarkLines Co., Ltd.	60,144	579
Riken Keiki Co., Ltd.	34,900	713
		2,386

Mexico—4.8%
Corp. Moctezuma SAB de C.V.	404,000	1,817
Norway—2.4%
Bouvet ASA	149,354	913
Poland—0.5%
Grupa Pracuj S.A.	13,035	168
Singapore—3.7%
Haw Par Corp., Ltd.	114,817	1,401
Sweden—3.3%
Epiroc AB Class B	61,361	1,244
	Shares	Value

United Kingdom—5.8%
AJ Bell plc	218,882	$1,302
FRP Advisory Group plc	400,531	724
Pinewood Technologies Group plc(1)	33,631	162
		2,188

United States—46.2%
Alliance Laundry Holdings, Inc.(1)	51,593	1,050
Enerpac Tool Group Corp. Class A	34,515	1,320
FTI Consulting, Inc.(1)	8,617	1,472
Installed Building Products, Inc.	4,265	1,106
Kinsale Capital Group, Inc.	3,096	1,211
Landstar System, Inc.	8,582	1,233
nCino, Inc.(1)	47,860	1,227
Primerica, Inc.	9,915	2,562
Ryan Specialty Holdings, Inc. Class A	27,165	1,403
Simpson Manufacturing Co., Inc.	7,552	1,219
Toro Co. (The)	16,925	1,332
Triumph Financial, Inc.(1)	17,031	1,067
Watts Water Technologies, Inc. Class A	4,137	1,142
		17,344

Total Common Stocks (Identified Cost $31,209)		35,997

Total Long-Term Investments—95.9% (Identified Cost $31,209)		35,997

TOTAL INVESTMENTS—95.9% (Identified Cost $31,209)		$35,997
Other assets and liabilities, net—4.1%		1,528
NET ASSETS—100.0%		$37,525

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	48%
Brazil	8
Japan	7
France	6
Italy	6
United Kingdom	6
Mexico	5
Other	14
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$35,997	$35,997
Total Investments	$35,997	$35,997
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—96.4%
Biotechnology—16.7%
AbbVie, Inc.	25,272	$5,774
Amgen, Inc.	10,290	3,368
Regeneron Pharmaceuticals, Inc.	4,492	3,467
Vertex Pharmaceuticals, Inc.(1)	10,347	4,691
		17,300

Healthcare Equipment & Supplies—27.0%
Align Technology, Inc.(1)	8,167	1,275
Cooper Cos., Inc. (The)(1)	51,335	4,207
Dexcom, Inc.(1)	43,760	2,904
IDEXX Laboratories, Inc.(1)	6,931	4,689
Insulet Corp.(1)	11,429	3,249
Intuitive Surgical, Inc.(1)	9,449	5,352
Masimo Corp.(1)	15,927	2,072
Medline, Inc. Class A(1)	36,363	1,527
STERIS plc	10,666	2,704
		27,979

	Shares	Value

Healthcare Providers & Services—15.7%
HealthEquity, Inc.(1)	37,177	$3,406
Lumexa Imaging Holdings, Inc.(1)	105,000	1,942
McKesson Corp.	5,844	4,794
U.S. Physical Therapy, Inc.	32,368	2,528
UnitedHealth Group, Inc.	10,822	3,572
		16,242

Life Sciences Tools & Services—16.0%
Danaher Corp.	17,104	3,915
Mettler-Toledo International, Inc.(1)	3,022	4,213
Thermo Fisher Scientific, Inc.	7,048	4,084
West Pharmaceutical Services, Inc.	15,932	4,384
		16,596

Pharmaceuticals—21.0%
Eli Lilly & Co.	14,604	15,695
Merck & Co., Inc.	38,103	4,011
	Shares	Value

	Pharmaceuticals—continued
Prestige Consumer Healthcare, Inc.(1)	33,818	$2,086
		21,792

	Total Common Stocks (Identified Cost $78,134)	99,909

	Total Long-Term Investments—96.4% (Identified Cost $78,134)	99,909

	TOTAL INVESTMENTS—96.4% (Identified Cost $78,134)	$99,909
	Other assets and liabilities, net—3.6%	3,690
	NET ASSETS—100.0%	$103,599

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$99,909	$99,909
Total Investments	$99,909	$99,909
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.3%
Communication Services—5.2%
Alphabet, Inc. Class A	60,573	$18,959
Walt Disney Co. (The)	53,293	6,063
		25,022

Consumer Discretionary—2.0%
Home Depot, Inc. (The)	13,132	4,519
Magna International, Inc.	97,360	5,189
		9,708

Energy—11.2%
Chevron Corp.	58,529	8,920
EOG Resources, Inc.	54,297	5,702
Exxon Mobil Corp.	41,374	4,979
HF Sinclair Corp.	425,952	19,628
Marathon Petroleum Corp.	29,792	4,845
ONEOK, Inc.	53,657	3,944
SLB Ltd.	151,994	5,833
		53,851

Financials—33.1%
Bank of America Corp.	91,652	5,041
Blackrock, Inc.	8,401	8,992
Cadence Bank	201,117	8,616
Charles Schwab Corp. (The)	211,225	21,103
Citigroup, Inc.	96,913	11,309
Commerce Bancshares, Inc.	165,045	8,638
Community Financial System, Inc.	175,953	10,107
First Financial Bankshares, Inc.	141,229	4,219
Glacier Bancorp, Inc.	209,669	9,236
Home BancShares, Inc.	173,052	4,807
Independent Bank Corp.	72,353	5,288
JPMorgan Chase & Co.	20,402	6,574
Lakeland Financial Corp.	81,406	4,645
Morgan Stanley	29,619	5,258
Old National Bancorp	227,053	5,066
Pinnacle Financial Partners, Inc.	105,146	10,032
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	25,491	$5,321
Southstate Bank Corp.	102,465	9,643
Truist Financial Corp.	108,701	5,349
UMB Financial Corp.	43,733	5,031
Wells Fargo & Co.	56,293	5,246
		159,521

Health Care—8.0%
AbbVie, Inc.	38,522	8,802
HCA Healthcare, Inc.	9,676	4,517
Pfizer, Inc.	576,245	14,348
Thermo Fisher Scientific, Inc.	8,251	4,781
Universal Health Services, Inc. Class B	27,441	5,983
		38,431

Industrials—8.8%
C.H. Robinson Worldwide, Inc.	50,188	8,068
Flowserve Corp.	70,051	4,860
Genpact Ltd.	64,753	3,029
MonotaRO Co., Ltd. Unsponsored ADR	255,490	4,060
Southwest Airlines Co.	81,112	3,353
Stanley Black & Decker, Inc.	198,362	14,734
United Parcel Service, Inc. Class B	46,555	4,618
		42,722

Information Technology—11.2%
Intuit, Inc.	11,309	7,491
Marvell Technology, Inc.	224,420	19,071
Microsoft Corp.	28,987	14,019
Salesforce, Inc.	50,394	13,350
		53,931

Materials—6.1%
Nutrien Ltd.	157,170	9,701
Pan American Silver Corp.	147,601	7,647
	Shares	Value

Materials—continued
Royal Gold, Inc.	55,575	$12,354
		29,702

Real Estate—7.0%
Equinix, Inc.	13,314	10,201
Invitation Homes, Inc.	149,929	4,166
Prologis, Inc.	151,814	19,381
		33,748

Utilities—5.7%
Eversource Energy	132,743	8,938
NextEra Energy, Inc.	228,856	18,372
		27,310

Total Common Stocks (Identified Cost $406,464)		473,946

Total Long-Term Investments—98.3% (Identified Cost $406,464)		473,946

TOTAL INVESTMENTS—98.3% (Identified Cost $406,464)		$473,946
Other assets and liabilities, net—1.7%		8,002
NET ASSETS—100.0%		$481,948

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	92%
Canada	5
Curaçao	1
Japan	1
Bermuda	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$473,946	$473,946
Total Investments	$473,946	$473,946
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Preferred Stocks—2.7%
Brazil—2.7%
Banco Bradesco S.A., 7.590%	216,400	$718
Itau Unibanco Holding S.A., 11.240%	105,400	755
Petroleo Brasileiro S.A. - Petrobras, 9.770%	127,100	715
		2,188

Total Preferred Stocks (Identified Cost $1,922)		2,188

Common Stocks—92.1%
Belgium—1.0%
KBC Group N.V.	6,220	813
Brazil—1.5%
PRIO S.A.(1)	108,200	818
Vale S.A.	32,900	432
		1,250

Canada—3.8%
Agnico Eagle Mines Ltd.	8,867	1,504
Franco-Nevada Corp.	3,670	761
Nutrien, Ltd.	13,514	834
		3,099

Cayman Islands—4.2%
JD Logistics, Inc.(1)	674,700	990
NU Holdings Ltd. Class A(1)	96,706	1,619
XP, Inc. Class A	48,493	794
		3,403

China—16.1%
Alibaba Group Holding Ltd.	229,946	4,219
JD.com, Inc. Class A	191,143	2,741
Laopu Gold Co., Ltd. Class H	9,200	730
Tencent Holdings Ltd.	37,091	2,855
Xiaomi Corp. Class B(1)	496,800	2,509
		13,054

Germany—1.0%
Zalando SE(1)	28,076	836
Indonesia—0.8%
Bank Central Asia Tbk PT	1,358,100	658
Isle of Man—1.3%
Entain plc	104,283	1,078
Japan—13.6%
Astellas Pharma, Inc.	257,000	3,434
Daiichi Sankyo Co., Ltd.	121,000	2,586
FANUC Corp.	23,300	905
MonotaRO Co., Ltd.	54,746	874
Nippon Paint Holdings Co., Ltd.	367,826	2,460
	Shares	Value

Japan—continued
Shionogi & Co., Ltd.	42,300	$767
		11,026

Mexico—0.9%
Grupo Financiero Banorte SAB de C.V. Class O	75,800	702
Netherlands—4.1%
ASML Holding N.V.	3,045	3,297
Norway—2.6%
Aker BP ASA	27,676	705
Equinor ASA	23,535	553
Yara International ASA	21,220	872
		2,130

Portugal—0.9%
Galp Energia SGPS S.A.	41,752	718
Saudi Arabia—4.7%
Al Rajhi Bank	57,971	1,507
Arab National Bank	93,893	541
Banque Saudi Fransi	122,968	552
Saudi Arabian Mining Co.(1)	39,037	634
Saudi National Bank (The)	59,477	601
		3,835

Singapore—0.9%
Grab Holdings Ltd. Class A(1)	138,745	692
South Africa—3.3%
Impala Platinum Holdings Ltd.	76,582	1,212
Naspers Ltd. Class N	21,689	1,446
		2,658

South Korea—2.4%
Samsung Electronics Co., Ltd.	10,789	898
SK hynix, Inc.	2,317	1,047
		1,945

Spain—2.0%
Banco Bilbao Vizcaya Argentaria S.A.	37,307	879
Repsol S.A.	41,072	769
		1,648

Taiwan—5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	81,539	4,022
United Arab Emirates—1.6%
Emirates NBD Bank PJSC	103,768	787
First Abu Dhabi Bank PJSC	115,118	546
		1,333

	Shares	Value

United Kingdom—9.6%
Anglogold Ashanti plc	10,477	$907
Barclays plc	143,951	924
NatWest Group plc	266,120	2,338
Standard Chartered plc	147,210	3,615
		7,784

United States—10.8%
Alphabet, Inc. Class A	9,725	3,044
Booking Holdings, Inc.	335	1,794
Cathay General Bancorp	50,592	2,448
Uber Technologies, Inc.(1)	18,531	1,514
		8,800

Total Common Stocks (Identified Cost $58,003)		74,781

Total Long-Term Investments—94.8% (Identified Cost $59,925)		76,969

Short-Term Investment—4.3%
Money Market Mutual Fund—4.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%)(2)	3,446,635	3,447
Total Short-Term Investment (Identified Cost $3,447)		3,447

TOTAL INVESTMENTS—99.1% (Identified Cost $63,372)		$80,416
Other assets and liabilities, net—0.9%		739
NET ASSETS—100.0%		$81,155

Abbreviations:
PJSC	Public Joint Stock Company
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	16%
United States	15
Japan	14
United Kingdom	10
Taiwan	5
Saudi Arabia	5
Brazil	4
Other	31
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$2,188	$2,188
Common Stocks	74,781	74,781
Money Market Mutual Fund	3,447	3,447
Total Investments	$80,416	$80,416
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Communication Services—4.5%
Alphabet, Inc. Class A	26,995	$8,449
Meta Platforms, Inc. Class A	2,225	1,469
Walt Disney Co. (The)	23,975	2,728
		12,646

Consumer Discretionary—14.1%
Airbnb, Inc. Class A(1)	23,503	3,190
Amazon.com, Inc.(1)	53,045	12,244
Booking Holdings, Inc.	2,272	12,167
Home Depot, Inc. (The)	6,187	2,129
JD.com, Inc. ADR	352,122	10,106
		39,836

Consumer Staples—2.1%
Maplebear, Inc.(1)	132,509	5,960
Energy—10.2%
Cheniere Energy, Inc.	13,515	2,627
Chevron Corp.	18,210	2,775
ConocoPhillips	13,689	1,282
EOG Resources, Inc.	19,545	2,052
Exxon Mobil Corp.	15,733	1,893
HF Sinclair Corp.	248,673	11,459
Marathon Petroleum Corp.	17,343	2,821
Phillips 66	20,171	2,603
SLB Ltd.	36,380	1,396
		28,908

Financials—33.1%
Bank of America Corp.	53,074	2,919
Bank of Hawaii Corp.	42,772	2,924
Blackrock, Inc.	2,408	2,577
Cathay General Bancorp	61,286	2,966
Charles Schwab Corp. (The)	123,685	12,357
Citigroup, Inc.	23,870	2,785
Citizens Financial Group, Inc.	56,080	3,276
Coinbase Global, Inc. Class A(1)	22,094	4,996
Commerce Bancshares, Inc.	55,333	2,896
First Financial Bankshares, Inc.	89,720	2,680
Glacier Bancorp, Inc.	119,718	5,274
Goldman Sachs Group, Inc. (The)	1,589	1,397
Home BancShares, Inc.	102,501	2,848
Independent Bank Corp.	61,468	4,492
JPMorgan Chase & Co.	22,877	7,371
	Shares	Value

Financials—continued
Morgan Stanley	15,929	$2,828
Old National Bancorp	141,745	3,162
Pinnacle Financial Partners, Inc.	60,168	5,741
PNC Financial Services Group, Inc. (The)	13,474	2,812
Rocket Cos., Inc. Class A	161,829	3,133
Southstate Bank Corp.	30,365	2,858
Towne Bank	87,654	2,925
UMB Financial Corp.	48,052	5,528
Wells Fargo & Co.	30,392	2,833
		93,578

Health Care—4.4%
AbbVie, Inc.	11,531	2,635
Cooper Cos., Inc. (The)(1)	17,290	1,417
HCA Healthcare, Inc.	5,558	2,595
Pfizer, Inc.	157,280	3,916
Veeva Systems, Inc. Class A(1)	8,128	1,814
		12,377

Industrials—6.1%
C.H. Robinson Worldwide, Inc.	8,706	1,399
General Electric Co.	4,531	1,395
Genpact Ltd.	31,311	1,465
Southwest Airlines Co.	36,797	1,521
Stanley Black & Decker, Inc.	19,168	1,424
Uber Technologies, Inc.(1)	93,291	7,623
United Parcel Service, Inc. Class B	12,055	1,196
Xylem, Inc.	9,332	1,271
		17,294

Information Technology—10.9%
Adobe, Inc.(1)	16,678	5,837
Advanced Micro Devices, Inc.(1)	16,663	3,568
Autodesk, Inc.(1)	4,448	1,317
Intuit, Inc.	4,065	2,693
Marvell Technology, Inc.	130,545	11,094
Micron Technology, Inc.	5,181	1,479
Microsoft Corp.	7,134	3,450
Salesforce, Inc.	5,648	1,496
		30,934

	Shares	Value

Materials—5.8%
CF Industries Holdings, Inc.	33,140	$2,563
Commercial Metals Co.	46,922	3,248
Nucor Corp.	18,060	2,946
Pan American Silver Corp.	29,756	1,542
Royal Gold, Inc.	27,983	6,220
		16,519

Real Estate—6.4%
Equinix, Inc.	7,776	5,958
Invitation Homes, Inc.	81,957	2,277
Prologis, Inc.	44,171	5,639
SBA Communications Corp. Class A	21,079	4,077
		17,951

Utilities—1.5%
NextEra Energy, Inc.	53,164	4,268
Total Common Stocks (Identified Cost $248,776)		280,271

Total Long-Term Investments—99.1% (Identified Cost $248,776)		280,271

TOTAL INVESTMENTS—99.1% (Identified Cost $248,776)		$280,271
Other assets and liabilities, net—0.9%		2,535
NET ASSETS—100.0%		$282,806

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	95%
China	4
Canada	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$280,271	$280,271
Total Investments	$280,271	$280,271
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—95.4%
Communication Services—0.7%
TKO Group Holdings, Inc. Class A	18,990	$3,969
Consumer Discretionary—7.9%
Airbnb, Inc. Class A(1)	79,185	10,747
Aptiv plc(1)	92,930	7,071
Booking Holdings, Inc.	2,001	10,716
JD.com, Inc. ADR	343,129	9,848
Viking Holdings Ltd.(1)	56,110	4,007
		42,389

Consumer Staples—2.3%
Maplebear, Inc.(1)	268,211	12,064
Energy—8.3%
Devon Energy Corp.	147,036	5,386
Helmerich & Payne, Inc.	152,806	4,383
HF Sinclair Corp.	281,000	12,949
Marathon Petroleum Corp.	33,138	5,389
Matador Resources Co.	127,246	5,400
Phillips 66	42,252	5,452
SLB Ltd.	150,838	5,789
		44,748

Financials—25.7%
Citizens Financial Group, Inc.	115,322	6,736
Coinbase Global, Inc. Class A(1)	42,881	9,697
Commerce Bancshares, Inc.	186,347	9,754
Community Financial System, Inc.	187,948	10,796
East West Bancorp, Inc.	58,335	6,556
First Financial Bankshares, Inc.	313,905	9,376
Glacier Bancorp, Inc.	243,016	10,705
Home BancShares, Inc.	94,244	2,618
Independent Bank Corp.	90,161	6,589
Lakeland Financial Corp.	181,477	10,355
M&T Bank Corp.	28,038	5,649
Northern Trust Corp.	40,009	5,465
Old National Bancorp	246,898	5,508
Pinnacle Financial Partners, Inc.	60,674	5,789
Southstate Bank Corp.	56,373	5,305
T. Rowe Price Group, Inc.	51,124	5,234
Towne Bank	200,658	6,696
Truist Financial Corp.	111,722	5,498
UMB Financial Corp.	48,569	5,587
Walker & Dunlop, Inc.	66,092	3,976
		137,889

	Shares	Value

Health Care—6.6%
BioMarin Pharmaceutical, Inc.(1)	67,991	$4,041
Cooper Cos., Inc. (The)(1)	67,989	5,572
Exelixis, Inc.(1)	235,863	10,338
HCA Healthcare, Inc.	11,535	5,385
Universal Health Services, Inc. Class B	32,602	7,108
Veeva Systems, Inc. Class A(1)	11,981	2,675
		35,119

Industrials—11.8%
C.H. Robinson Worldwide, Inc.	33,432	5,375
Flowserve Corp.	74,980	5,202
Genpact Ltd.	85,829	4,015
Grab Holdings Ltd. Class A(1)	1,020,418	5,092
JBT Marel Corp.	35,512	5,351
Lyft, Inc. Class A(1)	355,666	6,889
MonotaRO Co., Ltd. Unsponsored ADR	84,748	1,347
Mueller Industries, Inc.	46,658	5,356
QXO, Inc.(1)	272,029	5,247
Stanley Black & Decker, Inc.	162,490	12,070
Worthington Enterprises, Inc.	47,166	2,432
Xylem, Inc.	34,823	4,742
		63,118

Information Technology—7.1%
Littelfuse, Inc.	24,833	6,281
Marvell Technology, Inc.	108,526	9,223
MKS, Inc.	66,119	10,566
Monolithic Power Systems, Inc.	4,375	3,965
Twilio, Inc. Class A(1)	18,795	2,673
UiPath, Inc. Class A(1)	326,798	5,356
		38,064

Materials—10.8%
Axalta Coating Systems Ltd. (1)	180,695	5,838
Commercial Metals Co.	89,881	6,222
Kaiser Aluminum Corp.	71,429	8,204
Newmont Corp.	132,079	13,188
Nucor Corp.	33,065	5,393
Nutrien Ltd.	196,464	12,126
Royal Gold, Inc.	30,277	6,730
		57,701

Real Estate—10.6%
American Tower Corp.	30,577	5,368
	Shares	Value

Real Estate—continued
CoStar Group, Inc.(1)	40,236	$2,705
Equinix, Inc.	14,032	10,751
Equity Residential	75,101	4,734
First Industrial Realty Trust, Inc.	186,219	10,665
Getty Realty Corp.	171,970	4,707
Invitation Homes, Inc.	150,880	4,193
Mid-America Apartment Communities, Inc.	32,726	4,546
PotlatchDeltic Corp.	126,285	5,024
SBA Communications Corp. Class A	22,293	4,312
		57,005

Utilities—3.6%
Ameren Corp.	49,989	4,992
Essential Utilities, Inc.	105,602	4,051
Eversource Energy	80,325	5,408
NextEra Energy, Inc.	60,985	4,896
		19,347

Total Common Stocks (Identified Cost $462,407)		511,413

Total Long-Term Investments—95.4% (Identified Cost $462,407)		511,413

TOTAL INVESTMENTS—95.4% (Identified Cost $462,407)		$511,413
Other assets and liabilities, net—4.6%		24,607
NET ASSETS—100.0%		$536,020

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	90%
Canada	2
China	2
Bermuda	2
Jersey	2
Curaçao	1
Singapore	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$511,413	$511,413
Total Investments	$511,413	$511,413
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—96.7%
Communication Services—2.8%
Cargurus, Inc. Class A(1)	61,002	$2,339
TripAdvisor, Inc.(1)	307,269	4,474
		6,813

Consumer Discretionary—4.3%
Dana, Inc.	106,549	2,532
Penn Entertainment, Inc.(1)	143,508	2,117
Taylor Morrison Home Corp. Class A(1)	18,926	1,114
Victoria’s Secret & Co.(1)	34,133	1,849
YETI Holdings, Inc.(1)	63,078	2,786
		10,398

Consumer Staples—3.3%
Chefs’ Warehouse, Inc. (The)(1)	39,211	2,444
Maplebear, Inc.(1)	121,675	5,473
		7,917

Energy—10.5%
Core Natural Resources, Inc.	24,747	2,190
Crescent Energy Co. Class A	266,326	2,235
Excelerate Energy, Inc. Class A	84,609	2,373
Helmerich & Payne, Inc.	167,393	4,801
HF Sinclair Corp.	108,197	4,986
Kodiak Gas Services, Inc.	68,014	2,544
Matador Resources Co.	55,253	2,345
Ovintiv, Inc.	57,344	2,247
SM Energy Co.	89,358	1,671
		25,392

Financials—31.7%
Associated Banc-Corp.	92,730	2,389
Axos Financial, Inc.(1)	14,203	1,224
Bancorp, Inc. (The)(1)	30,906	2,087
Cadence Bank	69,634	2,983
Commerce Bancshares, Inc.	79,923	4,183
Community Financial System, Inc.	83,644	4,804
Enterprise Financial Services Corp.	86,465	4,669
Finance Of America Cos., Inc. Class A(1)	48,461	1,173
First Financial Bankshares, Inc.	138,168	4,127
First Interstate BancSystem, Inc. Class A	73,166	2,532
Glacier Bancorp, Inc.	110,368	4,862
	Shares	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc.	70,340	$2,211
Home BancShares, Inc.	86,260	2,396
Independent Bank Corp.	69,610	5,087
Lakeland Financial Corp.	76,625	4,372
NerdWallet, Inc. Class A(1)	235,484	3,191
Old National Bancorp	113,215	2,526
Pinnacle Financial Partners, Inc.	26,556	2,534
Stock Yards Bancorp, Inc.	32,038	2,081
Towne Bank	143,773	4,798
UMB Financial Corp.	21,614	2,486
UWM Holdings Corp.	1,094,161	4,792
Velocity Financial, Inc.(1)	67,491	1,401
Walker & Dunlop, Inc.	58,301	3,507
		76,415

Health Care—8.3%
Amicus Therapeutics, Inc.(1)	283,476	4,037
Exelixis, Inc.(1)	121,380	5,320
Krystal Biotech, Inc.(1)	7,648	1,886
Ligand Pharmaceuticals, Inc.(1)	11,501	2,174
LivaNova plc(1)	38,097	2,344
Omnicell, Inc.(1)	57,583	2,608
Veracyte, Inc.(1)	36,671	1,544
		19,913

Industrials—9.7%
Armstrong World Industries, Inc.	11,906	2,275
Centuri Holdings, Inc.(1)	94,624	2,389
Dycom Industries, Inc.(1)	6,896	2,330
GATX Corp.	14,036	2,380
Insteel Industries, Inc.	49,180	1,558
JBT Marel Corp.	31,453	4,739
MonotaRO Co., Ltd. Unsponsored ADR	56,231	894
Nextpower, Inc. Class A(1)	23,696	2,064
Watts Water Technologies, Inc. Class A	8,511	2,349
Worthington Enterprises, Inc.	44,986	2,320
		23,298

Information Technology—8.8%
Cirrus Logic, Inc.(1)	17,410	2,063
Clear Secure, Inc. Class A	66,814	2,344
Littelfuse, Inc.	19,920	5,038
MKS, Inc.	17,896	2,860
UiPath, Inc. Class A(1)	168,717	2,765
Viavi Solutions, Inc.(1)	192,457	3,430
	Shares	Value

Information Technology—continued
Zeta Global Holdings Corp. Class A(1)	132,948	$2,705
		21,205

Materials—6.8%
Caledonia Mining Corp. plc	101,019	2,643
Coeur Mining, Inc.(1)	158,815	2,832
Commercial Metals Co.	41,560	2,877
Kaiser Aluminum Corp.	48,554	5,577
Scotts Miracle-Gro Co. (The)	42,257	2,466
		16,395

Real Estate—7.1%
Cousins Properties, Inc.	80,280	2,070
Curbline Properties Corp.	100,976	2,344
Essential Properties Realty Trust, Inc.	39,117	1,160
Getty Realty Corp.	79,934	2,188
Jones Lang LaSalle, Inc.(1)	7,702	2,591
PotlatchDeltic Corp.	56,002	2,228
Terreno Realty Corp.	75,919	4,457
		17,038

Utilities—3.4%
American States Water Co.	16,329	1,184
Avista Corp.	29,609	1,141
Chesapeake Utilities Corp.	16,635	2,075
Middlesex Water Co.	34,790	1,754
Portland General Electric Co.	40,564	1,947
		8,101

Total Common Stocks (Identified Cost $195,492)		232,885

Total Long-Term Investments—96.7% (Identified Cost $195,492)		232,885

TOTAL INVESTMENTS—96.7% (Identified Cost $195,492)		$232,885
Other assets and liabilities, net—3.3%		7,891
NET ASSETS—100.0%		$240,776

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$232,885	$232,885
Total Investments	$232,885	$232,885
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.1%
Communication Services—15.2%
Alphabet, Inc. Class A	450,497	$141,006
Meta Platforms, Inc. Class A	135,063	89,154
Netflix, Inc.(1)	505,240	47,371
		277,531

Consumer Discretionary—11.9%
Amazon.com, Inc.(1)	490,513	113,220
Las Vegas Sands Corp.	350,181	22,793
MercadoLibre, Inc.(1)	10,319	20,785
Royal Caribbean Cruises Ltd.	215,377	60,073
		216,871

Financials—4.2%
Visa, Inc. Class A	219,143	76,856
Health Care—7.3%
Eli Lilly & Co.	83,314	89,536
Intuitive Surgical, Inc.(1)	76,315	43,222
		132,758

Industrials—9.9%
Fair Isaac Corp.(1)	25,795	43,610
GE Vernova, Inc.	73,838	48,258
General Electric Co.	224,659	69,202
Honeywell International, Inc.	99,859	19,481
		180,551

Information Technology—47.0%
Apple, Inc.	606,102	164,775
AppLovin Corp. Class A(1)	40,984	27,616
ARM Holdings plc ADR(1)	85,377	9,332
ASML Holding N.V. Registered Shares	16,246	17,381
Autodesk, Inc.(1)	96,181	28,470
	Shares	Value

Information Technology—continued
Broadcom, Inc.	210,831	$72,969
Microsoft Corp.	446,320	215,849
NVIDIA Corp.	1,485,116	276,974
Palantir Technologies, Inc. Class A(1)	174,024	30,933
Workday, Inc. Class A(1)	63,426	13,623
		857,922

Materials—1.6%
Solstice Advanced Materials, Inc.(1)	24,965	1,213
Vulcan Materials Co.	101,432	28,930
		30,143

Total Common Stocks (Identified Cost $624,233)		1,772,632

Total Long-Term Investments—97.1% (Identified Cost $624,233)		1,772,632

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%)(2)	13,354,034	13,354
Total Short-Term Investment (Identified Cost $13,354)		13,354

TOTAL INVESTMENTS—97.8% (Identified Cost $637,587)		$1,785,986
Other assets and liabilities, net—2.2%		40,335
NET ASSETS—100.0%		$1,826,321

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Liberia	3
Uruguay	1
Netherlands	1
United Kingdom	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,772,632	$1,772,632
Money Market Mutual Fund	13,354	13,354
Total Investments	$1,785,986	$1,785,986
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.2%
Communication Services—5.9%
Live Nation Entertainment, Inc.(1)	32,032	$4,565
Reddit, Inc. Class A(1)	24,240	5,572
ROBLOX Corp. Class A(1)	76,019	6,160
Spotify Technology S.A.(1)	7,741	4,495
TKO Group Holdings, Inc. Class A	14,896	3,113
		23,905

Consumer Discretionary—22.3%
Burlington Stores, Inc.(1)	15,787	4,560
Carvana Co. Class A(1)	21,629	9,128
Coupang, Inc. Class A(1)	196,856	4,644
Darden Restaurants, Inc.	19,517	3,592
Deckers Outdoor Corp.(1)	18,724	1,941
DR Horton, Inc.	18,846	2,714
DraftKings, Inc. Class A(1)	92,580	3,190
Expedia Group, Inc.	23,675	6,707
Ferrari N.V.	7,429	2,745
Hilton Worldwide Holdings, Inc.	37,991	10,913
Ralph Lauren Corp.	10,332	3,654
Royal Caribbean Cruises Ltd.	39,029	10,886
SharkNinja, Inc.(1)	46,270	5,178
Somnigroup International, Inc.	40,837	3,646
Tapestry, Inc.	34,495	4,407
Tractor Supply Co.	83,482	4,175
Ulta Beauty, Inc.(1)	9,244	5,593
Wingstop, Inc.	11,092	2,645
		90,318

Energy—0.8%
Diamondback Energy, Inc.	21,431	3,222
Financials—8.3%
Affirm Holdings, Inc. Class A(1)	35,570	2,648
Ares Management Corp. Class A	52,573	8,497
Fifth Third Bancorp	111,822	5,234
LPL Financial Holdings, Inc.	14,579	5,207
MSCI, Inc. Class A	12,631	7,247
Robinhood Markets, Inc. Class A(1)	28,928	3,272
SLM Corp.	59,342	1,606
		33,711

Health Care—12.4%
Alnylam Pharmaceuticals, Inc.(1)	17,964	7,143
	Shares	Value

Health Care—continued
Cencora, Inc.	33,435	$11,293
Dexcom, Inc.(1)	53,301	3,538
Encompass Health Corp.	21,689	2,302
IDEXX Laboratories, Inc.(1)	13,035	8,818
Insmed, Inc.(1)	19,584	3,408
Insulet Corp.(1)	11,754	3,341
Mettler-Toledo International, Inc.(1)	2,874	4,007
Neurocrine Biosciences, Inc.(1)	20,273	2,875
Veeva Systems, Inc. Class A(1)	16,779	3,746
		50,471

Industrials—24.3%
AeroVironment, Inc.(1)	4,460	1,079
Axon Enterprise, Inc.(1)	12,271	6,969
C.H. Robinson Worldwide, Inc.	13,015	2,092
Carpenter Technology Corp.	7,865	2,476
Fair Isaac Corp.(1)	5,167	8,735
Ferguson Enterprises, Inc.	18,507	4,120
Howmet Aerospace, Inc.	59,932	12,287
Quanta Services, Inc.	31,086	13,120
Rockwell Automation, Inc.	13,483	5,246
Sterling Infrastructure, Inc.(1)	12,383	3,792
Trane Technologies plc	7,974	3,104
United Rentals, Inc.	7,144	5,782
Verisk Analytics, Inc. Class A	23,505	5,258
Vertiv Holdings Co. Class A	83,930	13,598
Westinghouse Air Brake Technologies Corp.	34,232	7,307
Xylem, Inc.	27,618	3,761
		98,726

Information Technology—19.5%
Analog Devices, Inc.	14,385	3,901
AppLovin Corp. Class A(1)	3,012	2,030
Astera Labs, Inc.(1)	20,798	3,460
Circle Internet Group, Inc. Class A(1)	22,346	1,772
Cloudflare, Inc. Class A(1)	49,574	9,774
Crowdstrike Holdings, Inc. Class A(1)	8,472	3,971
Datadog, Inc. Class A(1)	48,218	6,557
Entegris, Inc.	38,900	3,277
Fabrinet(1)	8,725	3,972
HubSpot, Inc.(1)	8,323	3,340
Jabil, Inc.	18,989	4,330
Lam Research Corp.	25,049	4,288
Marvell Technology, Inc.	23,602	2,006
Microchip Technology, Inc.	56,753	3,616
	Shares	Value

Information Technology—continued
Monolithic Power Systems, Inc.	12,895	$11,688
Palantir Technologies, Inc. Class A(1)	22,015	3,913
TE Connectivity plc	26,044	5,925
Unity Software, Inc.(1)	27,613	1,220
		79,040

Real Estate—2.6%
CBRE Group, Inc. Class A(1)	14,788	2,378
Jones Lang LaSalle, Inc.(1)	14,626	4,921
Zillow Group, Inc. Class A(1)	48,210	3,289
		10,588

Utilities—3.1%
NRG Energy, Inc.	28,462	4,532
Vistra Corp.	50,349	8,123
		12,655

Total Common Stocks (Identified Cost $299,923)		402,636

Total Long-Term Investments—99.2% (Identified Cost $299,923)		402,636

TOTAL INVESTMENTS—99.2% (Identified Cost $299,923)		$402,636
Other assets and liabilities, net—0.8%		3,117
NET ASSETS—100.0%		$405,753

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	92%
Liberia	3
Cayman Islands	2
Ireland	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$402,636	$402,636
Total Investments	$402,636	$402,636
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Aerospace & Defense—5.2%
AAR Corp.(1)	8,521	$705
Ducommun, Inc.(1)	5,588	531
Leonardo DRS, Inc.	16,063	548
Moog, Inc. Class A	4,946	1,205
TAT Technologies Ltd.(1)	5,210	233
V2X, Inc.(1)	15,332	836
Woodward, Inc.	3,778	1,142
		5,200

Banks—5.3%
Bank of N.T. Butterfield & Son Ltd. (The)	13,596	677
Byline Bancorp, Inc.	10,179	297
Capitol Federal Financial, Inc.	29,549	201
Central Pacific Financial Corp.	7,462	233
Customers Bancorp, Inc.(1)	3,000	219
First Bancorp	9,750	495
First BanCorp	21,858	453
First Financial Corp.	11,206	677
Hancock Whitney Corp.	18,007	1,147
Hanmi Financial Corp.	9,000	243
SmartFinancial, Inc.	4,163	154
Unity Bancorp, Inc.	3,539	183
Valley National Bancorp	30,200	353
		5,332

Beverages—0.1%
Celsius Holdings, Inc.(1)	2,540	116
Biotechnology—10.4%
ACADIA Pharmaceuticals, Inc.(1)	39,867	1,065
ADMA Biologics, Inc.(1)	14,016	256
Alkermes plc(1)	40,807	1,142
Arrowhead Pharmaceuticals, Inc.(1)	12,340	819
CareDx, Inc.(1)	36,265	683
Catalyst Pharmaceuticals, Inc.(1)	14,572	340
Day One Biopharmaceuticals, Inc.(1)	11,200	104
Emergent BioSolutions, Inc.(1)	19,500	241
Exact Sciences Corp.(1)	1,562	159
Exelixis, Inc.(1)	13,000	570
Genmab A/S Sponsored ADR(1)	27,495	847
Halozyme Therapeutics, Inc.(1)	2,056	138
Ironwood Pharmaceuticals, Inc. Class A(1)	58,000	195
Madrigal Pharmaceuticals, Inc.(1)	270	157
Mirum Pharmaceuticals, Inc.(1)	4,000	316
Myriad Genetics, Inc.(1)	20,000	123
Natera, Inc.(1)	2,678	614
Neurocrine Biosciences, Inc.(1)	1,934	274
Palisade Bio, Inc.(1)	46,000	108
Puma Biotechnology, Inc.(1)	35,404	211
Rigel Pharmaceuticals, Inc.(1)	5,812	249
	Shares	Value

Biotechnology—continued
Sarepta Therapeutics, Inc.(1)	19,400	$417
Vaxcyte, Inc.(1)	3,500	162
Veracyte, Inc.(1)	31,958	1,345
		10,535

Broadline Retail—1.1%
Kohl’s Corp.	54,253	1,107
Capital Markets—0.6%
AllianceBernstein Holding LP(2)	16,813	647
Commercial Services & Supplies—1.6%
Interface, Inc. Class A	40,103	1,120
Montrose Environmental Group, Inc.(1)	20,100	499
		1,619

Communications Equipment—0.4%
ADTRAN Holdings, Inc.(1)	23,722	206
Digi International, Inc.(1)	3,801	165
		371

Construction & Engineering—5.9%
AECOM	2,449	233
Comfort Systems USA, Inc.	1,683	1,571
EMCOR Group, Inc.	1,155	707
Everus Construction Group, Inc.(1)	8,500	727
Great Lakes Dredge & Dock Corp.(1)	8,804	115
MasTec, Inc.(1)	3,095	673
Primoris Services Corp.	14,617	1,815
Stantec, Inc.	1,000	94
		5,935

Consumer Finance—2.6%
Encore Capital Group, Inc.(1)	26,667	1,449
Green Dot Corp. Class A(1)	77,198	989
Upstart Holdings, Inc.(1)	3,850	169
		2,607

Consumer Staples Distribution & Retail—1.2%
Casey’s General Stores, Inc.	1,332	736
Sprouts Farmers Market, Inc.(1)	2,756	220
Weis Markets, Inc.	4,022	258
		1,214

Containers & Packaging—0.3%
Ardagh Metal Packaging S.A.	39,036	160
Silgan Holdings, Inc.	3,190	129
		289

Diversified Consumer Services—3.3%
Adtalem Global Education, Inc.(1)	7,698	796
	Shares	Value

Diversified Consumer Services—continued
Bright Horizons Family Solutions, Inc.(1)	2,413	$245
Frontdoor, Inc.(1)	17,703	1,021
Grand Canyon Education, Inc.(1)	3,396	565
Perdoceo Education Corp.	18,948	556
Strategic Education, Inc.	2,196	176
		3,359

Diversified Telecommunication Services—0.2%
Anterix, Inc.(1)	3,500	76
IDT Corp. Class B	3,240	166
		242

Electric Utilities—3.4%
Alliant Energy Corp.	9,114	592
Evergy, Inc.	8,525	618
Genie Energy Ltd. Class B	8,316	115
IDACORP, Inc.	5,005	633
OGE Energy Corp.	12,766	545
Otter Tail Corp.	6,854	554
Pinnacle West Capital Corp.	4,145	368
		3,425

Electrical Equipment—3.5%
American Superconductor Corp.(1)	22,928	660
Array Technologies, Inc.(1)	25,190	232
Bloom Energy Corp. Class A(1)	4,450	387
Nextpower, Inc. Class A(1)	19,719	1,718
Powell Industries, Inc.	1,679	535
		3,532

Electronic Equipment, Instruments & Components—2.7%
Coherent Corp.(1)	2,381	439
Daktronics, Inc.(1)	18,382	363
Fabrinet(1)	1,898	864
Kimball Electronics, Inc.(1)	5,340	149
Knowles Corp.(1)	12,428	266
OSI Systems, Inc.(1)	763	195
Rogers Corp.(1)	1,573	144
Sanmina Corp.(1)	2,230	335
		2,755

Entertainment—0.9%
Madison Square Garden Sports Corp.(1)	2,592	671
Roku, Inc. Class A (1)	2,425	263
		934

Financial Services—3.5%
Banco Latinoamericano de Comercio Exterior S.A. Class E	7,712	344
MGIC Investment Corp.	33,259	972
NMI Holdings, Inc. Class A(1)	41,408	1,689
Pagseguro Digital Ltd. Class A	40,000	385
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Financial Services—continued
Radian Group, Inc.	3,935	$142
		3,532

Food Products—2.2%
Cal-Maine Foods, Inc.	2,657	211
Ingredion, Inc.	1,240	137
J & J Snack Foods Corp.	1,245	113
John B Sanfilippo & Son, Inc.	649	46
Mama’s Creations, Inc.(1)	16,453	222
Marzetti Co. (The)	1,188	195
Mission Produce, Inc.(1)	7,903	92
Pilgrim’s Pride Corp.	7,130	278
Post Holdings, Inc.(1)	3,508	347
Tootsie Roll Industries, Inc.	14,132	518
Vital Farms, Inc.(1)	2,542	81
		2,240

Health Care REITs—0.1%
Omega Healthcare Investors, Inc.	2,971	132
Healthcare Equipment & Supplies—1.1%
Avanos Medical, Inc.(1)	18,830	212
Envista Holdings Corp.(1)	7,572	164
iRadimed Corp.	1,650	161
Merit Medical Systems, Inc.(1)	5,913	521
		1,058

Healthcare Providers & Services—3.4%
Addus HomeCare Corp.(1)	850	91
Alignment Healthcare, Inc.(1)	41,412	818
Aveanna Healthcare Holdings, Inc.(1)	23,300	190
Centene Corp.(1)	3,750	154
Chemed Corp.	895	383
Encompass Health Corp.	3,901	414
Guardant Health, Inc.(1)	2,050	209
InfuSystem Holdings, Inc.(1)	11,200	101
LifeStance Health Group, Inc.(1)	97,187	684
Strata Critical Medical, Inc.(1)	22,136	107
Tenet Healthcare Corp.(1)	1,354	269
		3,420

Healthcare Technology—0.5%
HealthStream, Inc.	5,015	116
OptimizeRx Corp.(1)	7,279	89
Phreesia, Inc.(1)	7,004	118
Waystar Holding Corp.(1)	5,058	166
		489

Hotels, Restaurants & Leisure—2.0%
Brinker International, Inc.(1)	4,732	679
Norwegian Cruise Line Holdings Ltd.(1)	50,852	1,135
	Shares	Value

Hotels, Restaurants & Leisure—continued
Sportradar Group AG Class A(1)	7,200	$171
		1,985

Household Products—0.5%
Oil-Dri Corp. of America	2,700	132
WD-40 Co.	1,631	321
		453

Independent Power and Renewable Electricity Producers—0.3%
Ormat Technologies, Inc.	2,283	252
Insurance—3.5%
Donegal Group, Inc. Class A	7,437	148
Employers Holdings, Inc.	5,988	258
Globe Life, Inc.	10,126	1,416
Reinsurance Group of America, Inc.	3,955	805
RLI Corp.	7,466	478
Safety Insurance Group, Inc.	2,768	216
United Fire Group, Inc.	6,050	220
		3,541

Interactive Media & Services—1.2%
Autohome, Inc. ADR	3,700	82
Cars.com, Inc.(1)	8,155	99
EverQuote, Inc. Class A(1)	27,763	750
MediaAlpha, Inc. Class A(1)	8,148	106
Nextdoor Holdings, Inc.(1)	62,600	131
Yelp, Inc. Class A(1)	2,700	82
		1,250

IT Services—0.1%
Fastly, Inc. Class A(1)	12,930	132
Leisure Products—0.1%
BRP, Inc.	1,879	133
Life Sciences Tools & Services—0.2%
Fortrea Holdings, Inc.(1)	9,150	158
Machinery—0.5%
Douglas Dynamics, Inc.	15,250	498
Metals & Mining—4.5%
Alcoa Corp.	2,930	156
Alpha Metallurgical Resources, Inc.(1)	3,108	621
Centerra Gold, Inc.	100,046	1,438
Commercial Metals Co.	3,500	242
Constellium SE Class A(1)	26,000	490
Contango ORE, Inc.(1)	11,300	299
Fortuna Mining Corp.(1)	28,134	276
Integra Resources Corp.(1)	45,600	183
OR Royalties, Inc.	7,720	273
SSR Mining, Inc.(1)	27,842	610
		4,588

Multi-Utilities—0.6%
NiSource, Inc.	10,742	449
	Shares	Value

Multi-Utilities—continued
Unitil Corp.	4,177	$202
		651

Oil, Gas & Consumable Fuels—1.2%
Crescent Energy Co. Class A	97,523	818
Dorchester Minerals LP	4,607	103
Green Plains, Inc.(1)	10,000	98
Teekay Corp., Ltd.	17,655	160
		1,179

Pharmaceuticals—5.8%
Amneal Pharmaceuticals, Inc.(1)	35,921	453
ANI Pharmaceuticals, Inc.(1)	14,419	1,138
Avadel Pharmaceuticals plc(1)	16,385	353
CorMedix, Inc.(1)(2)	13,220	154
Harmony Biosciences Holdings, Inc.(1)	12,524	469
Indivior plc(1)	4,500	161
Innoviva, Inc.(1)	26,946	539
Pacira BioSciences, Inc.(1)	6,765	175
Phibro Animal Health Corp. Class A	43,827	1,637
Prestige Consumer Healthcare, Inc.(1)	10,324	637
Theravance Biopharma, Inc.(1)	6,830	128
		5,844

Professional Services—1.4%
IBEX Holdings Ltd.(1)	17,210	657
TriNet Group, Inc.	5,100	302
Willdan Group, Inc.(1)	4,700	487
		1,446

Retail REITs—0.7%
Agree Realty Corp.	7,815	563
Tanger, Inc.	4,650	155
		718

Semiconductors & Semiconductor Equipment—5.9%
ACM Research, Inc. Class A(1)	3,525	139
Ambarella, Inc.(1)	14,966	1,060
Axcelis Technologies, Inc.(1)	1,670	134
Cirrus Logic, Inc.(1)	8,600	1,019
Credo Technology Group Holding Ltd.(1)	2,190	315
Impinj, Inc.(1)	900	157
Penguin Solutions, Inc.(1)	58,414	1,143
Rigetti Computing, Inc.(1)	9,205	204
Tower Semiconductor Ltd.(1)	14,929	1,753
		5,924

Software—6.9%
Appfolio, Inc. Class A(1)	740	172
Cellebrite DI Ltd.(1)	9,697	175
Cerence, Inc.(1)	11,093	119
Clear Secure, Inc. Class A	13,213	463
Cognyte Software Ltd.(1)	16,198	152
Commvault Systems, Inc.(1)	6,773	849
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Software—continued
Docusign, Inc. Class A(1)	13,593	$930
Dropbox, Inc. Class A(1)	35,820	996
D-Wave Quantum, Inc.(1)	5,045	132
Guidewire Software, Inc.(1)	1,000	201
Intapp, Inc.(1)	6,812	312
Manhattan Associates, Inc.(1)	1,848	320
Ooma, Inc.(1)	8,952	105
Pegasystems, Inc.	7,180	429
Progress Software Corp.(1)	14,800	636
Q2 Holdings, Inc.(1)	3,069	221
RADCOM Ltd.(1)	15,356	201
Zeta Global Holdings Corp. Class A(1)	25,304	515
		6,928

Specialty Retail—2.9%
Abercrombie & Fitch Co. Class A(1)	4,200	529
Boot Barn Holdings, Inc.(1)	750	132
Genesco, Inc.(1)	19,284	478
Lands’ End, Inc.(1)	73,548	1,068
Urban Outfitters, Inc.(1)	2,295	173
Victoria’s Secret & Co.(1)	10,460	566
		2,946

Technology Hardware, Storage & Peripherals—0.3%
IonQ, Inc.(1)	6,229	279
Textiles, Apparel & Luxury Goods—0.2%
Gildan Activewear, Inc.	3,679	230
Tobacco—0.5%
RLX Technology, Inc. ADR	43,796	102
Turning Point Brands, Inc.	1,327	144
Universal Corp.	4,570	241
		487

	Shares	Value

Water Utilities—0.3%
American States Water Co.	4,803	$348
Total Common Stocks (Identified Cost $74,563)		100,060

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Sunoco LP	4,380	229
Total Master Limited Partnerships and Related Companies (Identified Cost $59)		229

Total Long-Term Investments—99.3% (Identified Cost $74,622)		100,289

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.651%)(3)(4)	359,103	359
Total Securities Lending Collateral (Identified Cost $359)		359

TOTAL INVESTMENTS—99.7% (Identified Cost $74,981)		$100,648
Other assets and liabilities, net—0.3%		324
NET ASSETS—100.0%		$100,972

Abbreviations:
ADR	American Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Canada	3
Bermuda	3
Israel	3
Cayman Islands	2
Ireland	1
Denmark	1
Other	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,060	$100,060
Master Limited Partnerships and Related Companies	229	229
Securities Lending Collateral	359	359
Total Investments	$100,648	$100,648
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.9%
Aerospace & Defense—2.2%
Axon Enterprise, Inc.(1)	65,300	$37,086
Automobiles—3.3%
Tesla, Inc.(1)	120,800	54,326
Broadline Retail—5.1%
Amazon.com, Inc.(1)	239,500	55,281
MercadoLibre, Inc.(1)	14,275	28,754
		84,035

Capital Markets—0.3%
Broadridge Financial Solutions, Inc.	20,800	4,642
Communications Equipment—1.9%
Arista Networks, Inc.(1)	245,400	32,155
Electrical Equipment—0.9%
Vertiv Holdings Co. Class A	90,000	14,581
Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp. Class A	140,000	18,920
Mirion Technologies, Inc. Class A(1)	221,300	5,183
		24,103

Entertainment—0.6%
Spotify Technology S.A.(1)	17,400	10,104
Financial Services—1.4%
Toast, Inc. Class A(1)	445,000	15,802
Visa, Inc. Class A	23,800	8,347
		24,149

Ground Transportation—0.5%
Uber Technologies, Inc.(1)	101,400	8,285
Hotels, Restaurants & Leisure—0.7%
Booking Holdings, Inc.	1,200	6,426
Sportradar Group AG Class A(1)	228,600	5,434
		11,860

	Shares	Value

Interactive Media & Services—18.3%
Alphabet, Inc. Class C	588,100	$184,546
Meta Platforms, Inc. Class A	175,800	116,044
Pinterest, Inc. Class A(1)	135,500	3,508
		304,098

IT Services—6.0%
MongoDB, Inc. Class A(1)	30,000	12,591
Shopify, Inc. Class A(1)	448,350	72,171
Snowflake, Inc. Class A(1)	69,300	15,201
		99,963

Media—0.5%
Trade Desk, Inc. (The) Class A(1)	237,100	9,000
Semiconductors & Semiconductor Equipment—30.2%
Advanced Micro Devices, Inc.(1)	262,500	56,217
Applied Materials, Inc.	70,000	17,989
ARM Holdings plc ADR(1)	55,000	6,012
ASML Holding N.V. Registered Shares	13,000	13,908
Broadcom, Inc.	308,700	106,841
KLA Corp.	15,000	18,226
Micron Technology, Inc.	255,100	72,808
Monolithic Power Systems, Inc.	30,400	27,553
NVIDIA Corp.	853,670	159,210
NXP Semiconductors N.V.	26,400	5,731
QUALCOMM, Inc.	100,400	17,174
		501,669

Software—18.3%
Appfolio, Inc. Class A(1)	23,800	5,537
AppLovin Corp. Class A(1)	15,100	10,175
Cadence Design Systems, Inc.(1)	40,000	12,503
Crowdstrike Holdings, Inc. Class A(1)	54,800	25,688
Datadog, Inc. Class A(1)	125,000	16,999
Intuit, Inc.	19,700	13,050
Microsoft Corp.	274,400	132,705
Oracle Corp.	143,500	27,970
Palo Alto Networks, Inc.(1)	89,400	16,467
	Shares	Value

Software—continued
Salesforce, Inc.	17,400	$4,609
Samsara, Inc. Class A(1)	108,800	3,857
ServiceNow, Inc.(1)	200,500	30,715
ServiceTitan, Inc. Class A(1)	40,200	4,281
		304,556

Technology Hardware, Storage & Peripherals—8.3%
Apple, Inc.	458,800	124,729
Dell Technologies, Inc. Class C	102,500	12,903
		137,632

Total Common Stocks (Identified Cost $533,987)		1,662,244

Total Long-Term Investments—99.9% (Identified Cost $533,987)		1,662,244

TOTAL INVESTMENTS—99.9% (Identified Cost $533,987)		$1,662,244
Other assets and liabilities, net—0.1%		1,034
NET ASSETS—100.0%		$1,663,278

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	92%
Canada	4
Uruguay	2
Netherlands	1
Luxembourg	1
Total	100%
† % of total investments as of December 31, 2025.
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,662,244	$1,662,244
Total Investments	$1,662,244	$1,662,244
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$184,548	$4,536,913	$35,997	$99,909
Foreign currency at value(2)	11	—	55	—
Cash	1,212	156,242	1,012	3,622
Cash pledged as collateral for written options	—	382	—	—
Receivables
Investment securities sold	—	6	671	—
Fund shares sold	193	2,236	2	11
Dividends and interest	372	30,970	24	48
Tax reclaims	55	—	102	198
Prepaid Trustees’ retainer	—	4	— (a)	—
Prepaid expenses	51	59	24	31
Other assets	80	846	57	53
Total assets	186,522	4,727,658	37,944	103,872
Liabilities
Written options at value(3)	—	168	—	—
Payables
Fund shares repurchased	65	3,091	103	36
Investment securities purchased	—	313	162	—
Foreign capital gains tax	724	—	—	—
Dividend distributions	—	— (a)	—	—
Investment advisory fees	97	2,620	29	70
Distribution and service fees	5	983	5	22
Administration and accounting fees	40	525	25	32
Transfer agent and sub-transfer agent fees and expenses	31	846	10	24
Professional fees	—	26	15	19
Trustee deferred compensation plan	80	846	57	53
Interest expense and/or commitment fees	3	17	— (a)	1
Other accrued expenses	34	310	13	16
Total liabilities	1,079	9,745	419	273
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$185,443	$4,717,913	$37,525	$103,599
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$157,078	$4,760,549	$32,297	$94,749
Accumulated earnings (loss)	28,365	(42,636)	5,228	8,850
Net Assets	$185,443	$4,717,913	$37,525	$103,599
Net Assets:
Class A	$24,685	$1,908,202	$24,326	$97,063
Class C	$225	$670,089	$271	$1,138
Institutional Class	$87,749	$2,139,622	$12,928	$5,398
Class R6	$72,784	$—	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	696,977	164,443,213	801,089	3,271,774
Class C	6,151	67,655,287	13,256	66,379
Institutional Class	2,471,696	173,496,300	355,536	174,784
Class R6	2,086,027	—	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$35.42	$11.60	$30.37	$29.67
Class C	$36.55	$9.90	$20.46	$17.15
Institutional Class	$35.50	$12.33	$36.36	$30.88
Class R6	$34.89	$—	$—	$—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$37.48	$12.28	$32.14	$31.40
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$132,350	$4,430,636	$31,209	$78,134
(2) Foreign currency at cost	$11	$—	$56	$—
(3) Written options premiums received	$—	$405	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$473,946	$80,416	$280,271	$511,413
Cash	8,495	3,111	2,409	24,823
Receivables
Investment securities sold	—	157	—	8,198
Fund shares sold	127	199	290	113
Dividends and interest	516	122	180	750
Tax reclaims	15	322	44	165
Prepaid Trustees’ retainer	—	— (a)	—	—
Prepaid expenses	27	29	40	45
Other assets	1,780	391	229	348
Total assets	484,906	84,747	283,463	545,855
Liabilities
Due to custodian	—	— (a)	—	—
Payables
Fund shares repurchased	661	79	121	1,079
Investment securities purchased	—	181	—	7,808
Dividend distributions	—	— (a)	— (a)	— (a)
Investment advisory fees	183	41	112	198
European Union tax reclaim contingent fees payable	—	2,780	—	—
Distribution and service fees	61	11	29	85
Administration and accounting fees	73	29	51	80
Transfer agent and sub-transfer agent fees and expenses	130	19	66	153
Professional fees	20	10	18	21
Trustee deferred compensation plan	1,780	391	229	348
Interest expense and/or commitment fees	2	— (a)	1	3
Other accrued expenses	48	51	30	60
Total liabilities	2,958	3,592	657	9,835
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$481,948	$81,155	$282,806	$536,020
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$427,920	$503,623	$254,132	$507,114
Accumulated earnings (loss)	54,028	(422,468)	28,674	28,906
Net Assets	$481,948	$81,155	$282,806	$536,020
Net Assets:
Class A	$269,608	$46,873	$127,354	$367,987
Class C	$2,529	$770	$1,112	$5,720
Institutional Class	$167,413	$30,513	$152,018	$144,908
Class R6	$42,398	$2,999	$2,322	$17,405
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	27,105,326	1,912,766	4,790,175	14,576,167
Class C	242,826	32,271	41,053	337,011
Institutional Class	16,570,364	1,234,494	5,766,698	5,053,749
Class R6	4,231,414	121,387	88,160	608,210
Net Asset Value and Redemption Price Per Share:*
Class A	$9.95	$24.51	$26.59	$25.25
Class C	$10.41	$23.85	$27.10	$16.97
Institutional Class	$10.10	$24.72	$26.36	$28.67
Class R6	$10.02	$24.70	$26.34	$28.62
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.53	$25.94	$28.14	$26.72
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$406,464	$63,372	$248,776	$462,407
(2) Foreign currency at cost	$—	$—	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$232,885	$1,785,986	$402,636	$100,648
Cash	8,117	31,342	4,990	1,170
Receivables
Investment securities sold	—	5,506	—	—
Fund shares sold	53	5,380	10,089	59
Dividends and interest	453	308	130	17
Tax reclaims	3	—	—	2
Prepaid Trustees’ retainer	—	2	1	— (a)
Prepaid expenses	71	48	69	23
Other assets	1,443	335	89	18
Total assets	243,025	1,828,907	418,004	101,937
Liabilities
Payables
Fund shares repurchased	461	766	1,033	436
Investment securities purchased	—	—	10,734	—
Collateral on securities loaned	—	—	—	359
Investment advisory fees	119	688	162	49
Distribution and service fees	39	224	68	16
Administration and accounting fees	47	211	63	31
Transfer agent and sub-transfer agent fees and expenses	88	253	68	18
Professional fees	18	24	8	16
Trustee deferred compensation plan	1,443	335	89	18
Interest expense and/or commitment fees	1	4	2	— (a)
Other accrued expenses	33	81	24	22
Total liabilities	2,249	2,586	12,251	965
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$240,776	$1,826,321	$405,753	$100,972
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$215,465	$672,633	$288,840	$74,681
Accumulated earnings (loss)	25,311	1,153,688	116,913	26,291
Net Assets	$240,776	$1,826,321	$405,753	$100,972
Net Assets:
Class A	$175,343	$948,857	$290,629	$64,863
Class C	$317	$24,935	$5,118	$2,478
Institutional Class	$54,488	$463,951	$109,915	$27,876
Class R6	$10,628	$388,578	$91	$5,755
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	15,101,952	9,574,480	66,379,210	2,728,219
Class C	33,605	735,691	2,124,783	115,856
Institutional Class	3,558,944	5,353,157	18,408,507	1,129,652
Class R6	696,937	4,451,503	15,244	233,477
Net Asset Value and Redemption Price Per Share:*
Class A	$11.61	$99.10	$4.38	$23.77
Class C	$9.42	$33.89	$2.41	$21.39
Institutional Class	$15.31	$86.67	$5.97	$24.68
Class R6	$15.25	$87.29	$5.97	$24.65
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$12.29	$104.87	$4.63	$25.15
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$195,492	$637,587	$299,923	$74,981
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
(2) Market value of securities on loan	$—	$—	$—	$342

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
December 31, 2025
(Reported in thousands except shares and per share amounts)

Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$1,662,244
Cash	2,748
Due from broker	12
Receivables
Investment securities sold	5,646
Fund shares sold	1,340
Dividends and interest	156
Tax reclaims	72
Prepaid Trustees’ retainer	1
Prepaid expenses	40
Other assets	486
Total assets	1,672,745
Liabilities
Payables
Fund shares repurchased	1,336
Investment securities purchased	5,453
Investment advisory fees	1,296
Distribution and service fees	189
Administration and accounting fees	197
Transfer agent and sub-transfer agent fees and expenses	397
Professional fees	26
Trustee deferred compensation plan	486
Interest expense and/or commitment fees	6
Other accrued expenses	81
Total liabilities	9,467
Commitments and contingencies (Note 4D)	—
Net Assets	$1,663,278
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$528,058
Accumulated earnings (loss)	1,135,220
Net Assets	$1,663,278
Net Assets:
Class A	$776,345
Class C	$25,547
Institutional Class	$861,386
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	10,298,175
Class C	1,803,512
Institutional Class	7,820,852
Net Asset Value and Redemption Price Per Share:*
Class A	$75.39
Class C	$14.17
Institutional Class	$110.14
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$79.78
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$533,987

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED December 31, 2025
($ reported in thousands)

	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$2,463	$17,314	$535	$454	$6,521
Interest	—	56,204	—	—	—
European Union tax reclaims(1)	—	—	17	13	1,848
Foreign taxes withheld	(298)	—	(22)	—	(41)
Total investment income	2,165	73,518	530	467	8,328
Expenses
Investment advisory fees	780	15,547	190	408	1,127
Distribution and service fees, Class A	30	2,414	34	119	348
Distribution and service fees, Class C	1	3,518	2	6	16
Administration and accounting fees	104	2,367	35	64	260
Transfer agent fees and expenses	41	1,025	10	25	112
Sub-transfer agent fees and expenses, Class A	16	710	14	46	175
Sub-transfer agent fees and expenses, Class C	— (a)	277	—	1	1
Sub-transfer agent fees and expenses, Institutional Class	48	838	8	2	80
European Union tax reclaim fees	—	—	2	—	—
Custodian fees	10	10	1	— (a)	1
Printing fees and expenses	9	133	5	7	24
Professional fees	20	82	14	17	21
Interest expense and/or commitment fees	3	15	— (a)	— (a)	2
Registration fees	20	40	13	11	43
Trustees’ fees and expenses	6	166	2	4	18
Miscellaneous expenses	17	180	5	9	30
Total expenses	1,105	27,322	335	719	2,258
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(216)	—	(13)	(2)	(37)
Net expenses	889	27,322	322	717	2,221
Net investment income (loss)	1,276	46,196	208	(250)	6,107
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,717	4,780	1,804	4,105	10,320
Foreign currency transactions	(50)	—	(4)	— (a)	—
Foreign capital gains tax	(5)	—	—	—	—
Written options	—	279	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	20,617	250,992	(5,939)	8,133	24,066
Foreign currency transactions	(6)	—	(2)	—	—
Foreign capital gains tax	(724)	—	—	—	—
Written options	—	1,651	—	—	—
Net realized and unrealized gain (loss) on investments	27,549	257,702	(4,141)	12,238	34,386
Net increase (decrease) in net assets resulting from operations	$28,825	$303,898	$(3,933)	$11,988	$40,493

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2025
($ reported in thousands)

	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$803	$2,904	$5,789	$2,782	$4,138
European Union tax reclaims(1)	375	—	—	—	—
Foreign taxes withheld	(79)	(3)	(17)	(1)	(9)
European Union tax reclaim contingent fees	(352)	—	—	—	—
Total investment income	747	2,901	5,772	2,781	4,129
Expenses
Investment advisory fees	227	640	1,569	770	3,983
Distribution and service fees, Class A	57	169	483	230	1,185
Distribution and service fees, Class C	4	7	35	2	125
Administration and accounting fees	51	154	294	140	885
Transfer agent fees and expenses	18	66	133	59	391
Sub-transfer agent fees and expenses, Class A	31	62	225	144	326
Sub-transfer agent fees and expenses, Class C	— (a)	— (a)	4	— (a)	9
Sub-transfer agent fees and expenses, Institutional Class	19	69	72	32	182
European Union tax reclaim fees	3	—	—	—	—
Custodian fees	3	1	4	1	2
Printing fees and expenses	7	13	27	14	40
Professional fees	16	17	23	18	34
Interest expense and/or commitment fees	— (a)	1	2	1	4
Registration fees	16	19	38	27	51
Trustees’ fees and expenses	2	10	22	10	54
Miscellaneous expenses	12	18	41	17	50
Total expenses	466	1,246	2,972	1,465	7,321
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	(21)	— (a)	(405)	(90)	(69)
Net expenses	445	1,246	2,567	1,375	7,252
Net investment income (loss)	302	1,655	3,205	1,406	(3,123)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,038	13,321	(3,582)	(4,139)	31,885
Foreign currency transactions	(11)	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	5,991	(2,410)	29,196	22,048	136,092
Foreign currency transactions	(3)	—	—	— (a)	—
Net realized and unrealized gain (loss) on investments	10,015	10,911	25,614	17,909	167,977
Net increase (decrease) in net assets resulting from operations	$10,317	$12,566	$28,819	$19,315	$164,854

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2025
($ reported in thousands)

	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$1,087	$625	$2,638
Securities lending, net of fees	—	23	—
Foreign taxes withheld	—	(4)	(12)
Total investment income	1,087	644	2,626
Expenses
Investment advisory fees	950	304	7,447
Distribution and service fees, Class A	380	82	967
Distribution and service fees, Class C	23	14	133
Administration and accounting fees	213	64	828
Transfer agent fees and expenses	96	25	369
Sub-transfer agent fees and expenses, Class A	88	22	384
Sub-transfer agent fees and expenses, Class C	1	1	11
Sub-transfer agent fees and expenses, Institutional Class	45	13	376
Custodian fees	1	1	2
Printing fees and expenses	13	8	43
Professional fees	20	15	35
Interest expense and/or commitment fees	2	— (a)	5
Registration fees	19	19	27
Trustees’ fees and expenses	13	3	53
Miscellaneous expenses	22	10	58
Total expenses	1,886	581	10,738
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(1)	— (a)	(36)	—
Plus net expenses recaptured(1)	—	—	12
Net expenses	1,886	545	10,750
Net investment income (loss)	(799)	99	(8,124)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	36,579	3,418	72,592
Foreign currency transactions	—	— (a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(28,657)	7,005	147,328
Foreign currency transactions	—	— (a)	(1)
Net realized and unrealized gain (loss) on investments	7,922	10,423	219,919
Net increase (decrease) in net assets resulting from operations	$7,123	$10,522	$211,795

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,276	$6,455	$46,196	$98,321	$208	$327
Net realized gain (loss)	7,662	(7,549)	5,059	96,392	1,800	564
Net change in unrealized appreciation (depreciation)	19,887	10,082	252,643	282,794	(5,941)	4,143
Increase (decrease) in net assets resulting from operations	28,825	8,988	303,898	477,507	(3,933)	5,034
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(727)	(1,178)	(69,620)	(77,235)	(1,272)	(2,284)
Class C	(3)	(12)	(27,450)	(35,259)	(19)	(47)
Institutional Class	(2,860)	(4,705)	(75,059)	(80,112)	(584)	(1,029)
Class R6	(2,410)	(3,566)	—	—	—	—
Return of Capital:
Class A	—	—	—	(67,304)	—	—
Class C	—	—	—	(27,100)	—	—
Institutional Class	—	—	—	(73,970)	—	—
Total dividends and distributions to shareholders	(6,000)	(9,461)	(172,129)	(360,980)	(1,875)	(3,360)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(299)	2,190	(34,369)	(112,043)	(1,003)	(1,898)
Class C	(116)	(259)	(58,979)	(121,069)	(94)	3
Institutional Class	(586)	(10,637)	(1,880)	(146,792)	(1,021)	732
Class R6	(8,647)	9,038	—	—	—	—
Increase (decrease) in net assets from capital transactions	(9,648)	332	(95,228)	(379,904)	(2,118)	(1,163)
Net increase (decrease) in net assets	13,177	(141)	36,541	(263,377)	(7,926)	511
Net Assets
Beginning of period	172,266	172,407	4,681,372	4,944,749	45,451	44,940
End of Period	$185,443	$172,266	$4,717,913	$4,681,372	$37,525	$45,451
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(250)	$(541)	$6,107	$8,939	$302	$3,008
Net realized gain (loss)	4,105	(9,858)	10,320	31,955	4,027	2,285
Net change in unrealized appreciation (depreciation)	8,133	(8,785)	24,066	(9,435)	5,988	8,538
Increase (decrease) in net assets resulting from operations	11,988	(19,184)	40,493	31,459	10,317	13,831
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(28,612)	(10,243)	(2,315)	(803)
Class C	—	—	(266)	(119)	(33)	(10)
Institutional Class	—	—	(17,998)	(7,262)	(1,479)	(545)
Class R6	—	—	(4,489)	(1,717)	(140)	(50)
Total dividends and distributions to shareholders	—	—	(51,365)	(19,341)	(3,967)	(1,408)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(11,251)	(18,638)	1,647	(56,038)	550	(4,640)
Class C	(322)	(564)	(1,260)	(1,823)	24	(209)
Institutional Class	(479)	(3,833)	(3,653)	(40,959)	3,579	(4,218)
Class R6	—	—	(490)	(10,107)	412	(171)
Increase (decrease) in net assets from capital transactions	(12,052)	(23,035)	(3,756)	(108,927)	4,565	(9,238)
Net increase (decrease) in net assets	(64)	(42,219)	(14,628)	(96,809)	10,915	3,185
Net Assets
Beginning of period	103,663	145,882	496,576	593,385	70,240	67,055
End of Period	$103,599	$103,663	$481,948	$496,576	$81,155	$70,240
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,655	$4,105	$3,205	$9,792	$1,406	$2,095
Net realized gain (loss)	13,321	10,924	(3,582)	34,239	(4,139)	16,948
Net change in unrealized appreciation (depreciation)	(2,410)	4,634	29,196	658	22,048	(10,721)
Increase (decrease) in net assets resulting from operations	12,566	19,663	28,819	44,689	19,315	8,322
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,523)	(3,633)	(21,333)	(7,456)	(7,225)	(9,349)
Class C	(97)	(29)	(441)	(216)	(14)	(23)
Institutional Class	(13,850)	(3,952)	(7,708)	(3,662)	(1,876)	(2,624)
Class R6	(214)	(63)	(918)	(1,216)	(350)	(299)
Total dividends and distributions to shareholders	(25,684)	(7,677)	(30,400)	(12,550)	(9,465)	(12,295)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,377)	(19,253)	(15,105)	(58,477)	(12,448)	(28,736)
Class C	(307)	(319)	(2,103)	(5,590)	(78)	(169)
Institutional Class	23,868	1,011	(24,622)	(106,717)	(10,485)	(13,038)
Class R6	176	(6)	(5,346)	(48,875)	77	(13,996)
Increase (decrease) in net assets from capital transactions	22,360	(18,567)	(47,176)	(219,659)	(22,934)	(55,939)
Net increase (decrease) in net assets	9,242	(6,581)	(48,757)	(187,520)	(13,084)	(59,912)
Net Assets
Beginning of period	273,564	280,145	584,777	772,297	253,860	313,772
End of Period	$282,806	$273,564	$536,020	$584,777	$240,776	$253,860
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(3,123)	$(4,387)	$(799)	$(1,296)
Net realized gain (loss)	31,885	69,671	36,579	57,905
Net change in unrealized appreciation (depreciation)	136,092	170,866	(28,657)	30,496
Increase (decrease) in net assets resulting from operations	164,854	236,150	7,123	87,105
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(43,295)	(36,700)	(54,734)	—
Class C	(3,025)	(2,426)	(1,497)	—
Institutional Class	(23,816)	(17,134)	(14,254)	—
Class R6	(19,864)	(12,920)	(15)	—
Total dividends and distributions to shareholders	(90,000)	(69,180)	(70,500)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	4,849	(16,663)	47,449	(22,783)
Class C	1,851	423	2,910	(1,090)
Institutional Class	74,919	22,733	16,695	5,822
Class R6	43,213	62,309	—	100 *
Increase (decrease) in net assets from capital transactions	124,832	68,802	67,054	(17,951)
Net increase (decrease) in net assets	199,686	235,772	3,677	69,154
Net Assets
Beginning of period	1,626,635	1,390,863	402,076	332,922
End of Period	$1,826,321	$1,626,635	$405,753	$402,076

*	Inception date June 18, 2025.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)(Continued)
($ reported in thousands)

	Small-Cap Fund		Zevenbergen Technology Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$99	$265	$(8,124)	$(13,662)
Net realized gain (loss)	3,418	5,198	72,592	113,618
Net change in unrealized appreciation (depreciation)	7,005	3,691	147,327	165,078
Increase (decrease) in net assets resulting from operations	10,522	9,154	211,795	265,034
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,976)	(6,606)	(27,615)	—
Class C	(127)	(323)	(4,234)	—
Institutional Class	(1,324)	(2,362)	(21,151)	—
Class R6	(273)	(591)	—	—
Total dividends and distributions to shareholders	(4,700)	(9,882)	(53,000)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	383	(528)	(9,932)	(63,550)
Class C	(327)	(324)	962	(5,012)
Institutional Class	1,422	4,650	(20,102)	(203,199)
Class R6	(156)	91	—	—
Increase (decrease) in net assets from capital transactions	1,322	3,889	(29,072)	(271,761)
Net increase (decrease) in net assets	7,144	3,161	129,723	(6,727)
Net Assets
Beginning of period	93,828	90,667	1,533,555	1,540,282
End of Period	$100,972	$93,828	$1,663,278	$1,533,555
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/25 to 12/31/25(8)	$31.23	0.18	5.08	5.26	(1.07)	—	—	(1.07)	—	4.19	$35.42	17.00%	$24,685	1.29%	1.50%	1.07%	45%
7/1/24 to 6/30/25	31.28	1.06	0.55	1.61	(1.66)	—	—	(1.66)	—	(0.05)	31.23	5.67	22,055	1.29	1.50	3.60	146
7/1/23 to 6/30/24	27.62	0.86	3.68	4.54	(0.88)	—	—	(0.88)	—	3.66	31.28	16.87	19,899	1.29	1.50	3.01	99
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (9)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (10)	1.57	0.98	80
Class C
7/1/25 to 12/31/25(8)	$31.82	0.06	5.18	5.24	(0.51)	—	—	(0.51)	—	4.73	$36.55	16.55%	$225	2.04%	2.26%	0.36%	45%
7/1/24 to 6/30/25	31.50	0.98	0.45	1.43	(1.11)	—	—	(1.11)	—	0.32	31.82	4.89	303	2.04	2.30	3.26	146
7/1/23 to 6/30/24	27.72	0.65	3.70	4.35	(0.57)	—	—	(0.57)	—	3.78	31.50	15.99	570	2.04	2.28	2.29	99
7/1/22 to 6/30/23	27.42	0.60	0.27	0.87	(0.57)	—	—	(0.57)	—	0.30	27.72	3.37	735	2.06 (9)	2.33	2.27	109
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (11)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (10)	2.30	0.22	80
Institutional Class
7/1/25 to 12/31/25(8)	$31.34	0.24	5.10	5.34	(1.18)	—	—	(1.18)	—	4.16	$35.50	17.21%	$87,749	0.94%	1.21%	1.42%	45%
7/1/24 to 6/30/25	31.36	1.19	0.53	1.72	(1.74)	—	—	(1.74)	—	(0.02)	31.34	6.04	77,965	0.94	1.22	4.01	146
7/1/23 to 6/30/24	27.70	0.96	3.69	4.65	(0.99)	—	—	(0.99)	—	3.66	31.36	17.31	89,384	0.94	1.22	3.37	99
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (9)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (10)	1.26	1.43	80
Class R6
7/1/25 to 12/31/25(8)	$30.82	0.24	5.02	5.26	(1.19)	—	—	(1.19)	—	4.07	$34.89	17.24%	$72,784	0.89%	1.10%	1.46%	45%
7/1/24 to 6/30/25	30.90	1.19	0.51	1.70	(1.78)	—	—	(1.78)	—	(0.08)	30.82	6.10	71,943	0.89	1.11	4.08	146
7/1/23 to 6/30/24	27.34	1.06	3.53	4.59	(1.03)	—	—	(1.03)	—	3.56	30.90	17.33	62,554	0.89	1.12	3.75	99
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (9)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (10)	1.18	1.47	80

Income & Growth Fund
Class A
7/1/25 to 12/31/25(8)	$11.29	0.11	0.62	0.73	(0.12)	—	(0.30)	(0.42)	—	0.31	$11.60	6.57%	$1,908,202	1.14% (12)	1.14%	1.93%	38%
7/1/24 to 6/30/25	11.02	0.23	0.88	1.11	(0.27)	(0.39)	(0.18)	(0.84)	—	0.27	11.29	10.50	1,889,626	1.14 (12)	1.14	2.07	76
7/1/23 to 6/30/24	10.59	0.22	1.05	1.27	(0.26)	(0.29)	(0.29)	(0.84)	— (11)	0.43	11.02	12.58 (13)	1,955,447	1.14 (12)	1.14	2.10	61
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (12)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (12)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (10)(12)	1.22	1.11	83
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Income & Growth Fund (Continued)
Class C
7/1/25 to 12/31/25(8)	$9.70	0.06	0.53	0.59	(0.09)	—	(0.30)	(0.39)	—	0.20	$9.90	6.20%	$670,089	1.90% (12)	1.90%	1.18%	38%
7/1/24 to 6/30/25	9.59	0.13	0.76	0.89	(0.21)	(0.34)	(0.23)	(0.78)	—	0.11	9.70	9.72	714,081	1.90 (12)	1.90	1.31	76
7/1/23 to 6/30/24	9.34	0.13	0.90	1.03	(0.20)	(0.25)	(0.33)	(0.78)	— (11)	0.25	9.59	11.63 (13)	827,369	1.90 (12)	1.90	1.34	61
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (12)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (12)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (10)(12)	1.98	0.36	83
Institutional Class
7/1/25 to 12/31/25(8)	$11.97	0.13	0.67	0.80	(0.14)	—	(0.30)	(0.44)	—	0.36	$12.33	6.73%	$2,139,622	0.90% (12)	0.90%	2.18%	38%
7/1/24 to 6/30/25	11.63	0.27	0.93	1.20	(0.29)	(0.41)	(0.16)	(0.86)	—	0.34	11.97	10.76	2,077,665	0.90	0.90	2.31	76
7/1/23 to 6/30/24	11.13	0.26	1.10	1.36	(0.28)	(0.30)	(0.28)	(0.86)	— (11)	0.50	11.63	12.82 (13)	2,161,933	0.91 (10)	0.91	2.34	61
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (12)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (12)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (10)	0.93	1.40	83

KAR Global Small-Cap Fund
Class A
7/1/25 to 12/31/25(8)	$35.21	0.15	(3.34)	(3.19)	(0.88)	—	(0.77)	(1.65)	—	(4.84)	$30.37	(9.05) %	$24,326	1.64% (14)(15)	1.67%	0.87%	28%
7/1/24 to 6/30/25	34.14	0.21	3.63	3.84	(0.40)	—	(2.37)	(2.77)	—	1.07	35.21	11.86	29,147	1.63 (14)	1.66	0.60	25
7/1/23 to 6/30/24	31.42	0.25	2.74	2.99	(0.27)	—	—	(0.27)	—	2.72	34.14	9.54	30,019	1.64 (16)(17)	1.61	0.74	16 (18)
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (19)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (12)(16)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (12)	1.60	(0.54)	106
Class C
7/1/25 to 12/31/25(8)	$24.23	0.01	(2.29)	(2.28)	(0.72)	—	(0.77)	(1.49)	—	(3.77)	$20.46	(9.40) %	$271	2.39% (14)(15)	2.44%	0.12%	28%
7/1/24 to 6/30/25	24.48	(0.03)	2.53	2.50	(0.38)	—	(2.37)	(2.75)	—	(0.25)	24.23	11.02	420	2.38 (14)	2.42	(0.14)	25
7/1/23 to 6/30/24	22.52	— (11)	1.96	1.96	—	—	—	—	—	1.96	24.48	8.70	421	2.39 (17)	2.40	(0.02)	16 (18)
7/1/22 to 6/30/23	20.69	(0.02)	2.68	2.66	—	—	(0.87)	(0.87)	0.04	1.83	22.52	13.49 (19)	529	2.38	2.43	(0.08)	129
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (12)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (12)	2.35	(1.34)	106
Institutional Class
7/1/25 to 12/31/25(8)	$41.75	0.24	(3.96)	(3.72)	(0.90)	—	(0.77)	(1.67)	—	(5.39)	$36.36	(8.90) %	$12,928	1.29% (14)(15)	1.41%	1.21%	28%
7/1/24 to 6/30/25	39.87	0.39	4.28	4.67	(0.42)	—	(2.37)	(2.79)	—	1.88	41.75	12.24	15,884	1.28 (14)	1.38	0.94	25
7/1/23 to 6/30/24	36.59	0.40	3.22	3.62	(0.34)	—	—	(0.34)	—	3.28	39.87	9.90	14,500	1.29 (17)	1.36	1.04	16 (18)
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (19)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (10)	1.30	(0.20)	106
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

KAR Health Sciences Fund
Class A
7/1/25 to 12/31/25(8)	$26.31	(0.07)	3.43	3.36	—	—	—	—	—	3.36	$29.67	12.77%	$97,063	1.42% (12)	1.42%	(0.50) %	6%
7/1/24 to 6/30/25	30.73	(0.13)	(4.29)	(4.42)	—	—	—	—	—	(4.42)	26.31	(14.38)	97,089	1.40 (12)	1.40	(0.45)	8
7/1/23 to 6/30/24	28.03	(0.11)	2.81	2.70	—	—	—	—	—	2.70	30.73	9.63	133,428	1.38 (12)	1.38	(0.38)	6 (18)
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (11)	(1.91)	28.03	2.45 (13)	138,726	1.39 (12)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (12)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (12)	1.43	(0.04)	102
Class C
7/1/25 to 12/31/25(8)	$15.26	(0.10)	1.99	1.89	—	—	—	—	—	1.89	$17.15	12.32%	$1,138	2.18% (12)	2.18%	(1.26) %	6%
7/1/24 to 6/30/25	17.96	(0.20)	(2.50)	(2.70)	—	—	—	—	—	(2.70)	15.26	(15.03)	1,324	2.16 (12)	2.16	(1.20)	8
7/1/23 to 6/30/24	16.51	(0.19)	1.64	1.45	—	—	—	—	—	1.45	17.96	8.78	2,180	2.14 (12)	2.14	(1.12)	6 (18)
7/1/22 to 6/30/23	18.83	(0.20)	0.51	0.31	—	—	(2.63)	(2.63)	— (11)	(2.32)	16.51	1.66 (13)	2,820	2.14 (12)	2.14	(1.15)	75
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (12)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (11)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (12)	2.18	(0.80)	102
Institutional Class
7/1/25 to 12/31/25(8)	$27.34	(0.02)	3.56	3.54	—	—	—	—	—	3.54	$30.88	12.95%	$5,398	1.05%	1.14%	(0.14) %	6%
7/1/24 to 6/30/25	31.81	(0.03)	(4.44)	(4.47)	—	—	—	—	—	(4.47)	27.34	(14.05)	5,250	1.05	1.15	(0.10)	8
7/1/23 to 6/30/24	28.95	(0.03)	2.89	2.86	—	—	—	—	—	2.86	31.81	9.88	10,274	1.11 (10)	1.12	(0.10)	6 (18)
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (11)	(1.80)	28.95	2.75 (13)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102

NFJ Dividend Value Fund
Class A
7/1/25 to 12/31/25(8)	$10.24	0.12	0.74	0.86	(0.13)	—	(1.02)	(1.15)	—	(0.29)	$9.95	8.39%	$269,608	1.03% (12)	1.03%	2.29%	44%
7/1/24 to 6/30/25	10.09	0.15	0.36	0.51	(0.17)	—	(0.19)	(0.36)	—	0.15	10.24	5.01	274,291	1.03 (12)	1.03	1.44	36
7/1/23 to 6/30/24	10.34	0.35	0.81	1.16	(0.36)	—	(1.05)	(1.41)	—	(0.25)	10.09	11.34	323,658	1.02 (12)	1.02	3.42	53
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (12)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (12)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (11)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (10)(12)	1.06	1.36	67
Class C
7/1/25 to 12/31/25(8)	$10.66	0.09	0.76	0.85	(0.08)	—	(1.02)	(1.10)	—	(0.25)	$10.41	7.96%	$2,529	1.75% (12)	1.75%	1.58%	44%
7/1/24 to 6/30/25	10.49	0.08	0.36	0.44	(0.08)	—	(0.19)	(0.27)	—	0.17	10.66	4.19	3,804	1.73 (12)	1.73	0.73	36
7/1/23 to 6/30/24	10.68	0.30	0.83	1.13	(0.27)	—	(1.05)	(1.32)	—	(0.19)	10.49	10.66	5,531	1.72 (12)	1.72	2.83	53
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (12)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (12)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (11)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (10)(12)	1.82	0.59	67
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Institutional Class
7/1/25 to 12/31/25(8)	$10.38	0.14	0.75	0.89	(0.15)	—	(1.02)	(1.17)	—	(0.28)	$10.10	8.53%	$167,413	0.70%	0.74%	2.63%	44%
7/1/24 to 6/30/25	10.23	0.19	0.35	0.54	(0.20)	—	(0.19)	(0.39)	—	0.15	10.38	5.28	174,681	0.70	0.74	1.77	36
7/1/23 to 6/30/24	10.46	0.38	0.84	1.22	(0.40)	—	(1.05)	(1.45)	—	(0.23)	10.23	11.81	211,683	0.70	0.71	3.71	53
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (11)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
Class R6
7/1/25 to 12/31/25(8)	$10.30	0.14	0.75	0.89	(0.15)	—	(1.02)	(1.17)	—	(0.28)	$10.02	8.64%	$42,398	0.65%	0.65%	2.66%	44%
7/1/24 to 6/30/25	10.16	0.19	0.35	0.54	(0.21)	—	(0.19)	(0.40)	—	0.14	10.30	5.26	43,800	0.65	0.65	1.82	36
7/1/23 to 6/30/24	10.39	0.39	0.82	1.21	(0.39)	—	(1.05)	(1.44)	—	(0.23)	10.16	11.85	52,513	0.65 (16)	0.64	3.81	53
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (12)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (11)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (10)	0.69	1.72	67

NFJ International Value Fund
Class A
7/1/25 to 12/31/25(8)	$22.46	0.08	3.21	3.29	(1.24)	—	—	(1.24)	—	2.05	$24.51	14.73%	$46,873	1.31% (14)(20)	1.33%	0.65%	45%
7/1/24 to 6/30/25	18.65	0.87 (21)	3.34	4.21	(0.40)	—	—	(0.40)	—	3.81	22.46	23.00 (22)	42,476	1.42 (20)	1.49	4.43 (21)	56
7/1/23 to 6/30/24	19.18	0.25	(0.44)	(0.19)	(0.34)	—	—	(0.34)	—	(0.53)	18.65	(0.97)	39,673	1.30	1.36	1.37	135
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (10)(12)	1.34	1.38	116
Class C
7/1/25 to 12/31/25(8)	$21.89	(0.01)	3.12	3.11	(1.15)	—	—	(1.15)	—	1.96	$23.85	14.30%	$770	2.06% (14)(20)	2.04%	(0.11) %	45%
7/1/24 to 6/30/25	18.21	0.63 (21)	3.33	3.96	(0.28)	—	—	(0.28)	—	3.68	21.89	22.08 (22)	684	2.15 (20)	2.19	3.30 (21)	56
7/1/23 to 6/30/24	18.76	0.10	(0.42)	(0.32)	(0.23)	—	—	(0.23)	—	(0.55)	18.21	(1.70)	767	2.06 (23)	2.07	0.58	135
7/1/22 to 6/30/23	17.47	0.19	1.33	1.52	(0.23)	—	—	(0.23)	—	1.29	18.76	8.86	1,126	2.05	2.10	1.06	104
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (12)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (12)	2.07	0.56	116
Institutional Class
7/1/25 to 12/31/25(8)	$22.65	0.13	3.23	3.36	(1.29)	—	—	(1.29)	—	2.07	$24.72	14.95%	$30,513	0.96% (14)(20)	1.08%	1.03%	45%
7/1/24 to 6/30/25	18.79	0.92 (21)	3.40	4.32	(0.46)	—	—	(0.46)	—	3.86	22.65	23.46 (22)	24,713	1.06 (20)	1.24	4.64 (21)	56
7/1/23 to 6/30/24	19.33	0.40	(0.53)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	18.79	(0.62)	24,493	0.95	1.01	2.14	135
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Class R6
7/1/25 to 12/31/25(8)	$22.63	0.13	3.23	3.36	(1.29)	—	—	(1.29)	—	2.07	$24.70	14.98%	$2,999	0.91% (14)(20)	0.94%	1.06%	45%
7/1/24 to 6/30/25	18.78	0.98 (21)	3.35	4.33	(0.48)	—	—	(0.48)	—	3.85	22.63	23.51 (22)	2,367	1.02 (20)	1.09	4.95 (21)	56
7/1/23 to 6/30/24	19.31	0.32	(0.44)	(0.12)	(0.41)	—	—	(0.41)	—	(0.53)	18.78	(0.58)	2,122	0.91 (23)	0.96	1.72	135
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116

NFJ Large-Cap Value Fund
Class A
7/1/25 to 12/31/25(8)	$27.90	0.15	1.12	1.27	(0.20)	—	(2.38)	(2.58)	—	(1.31)	$26.59	4.56%	$127,354	1.01% (12)	1.01%	1.04%	68%
7/1/24 to 6/30/25	26.70	0.36	1.55	1.91	(0.38)	—	(0.33)	(0.71)	—	1.20	27.90	7.20	134,234	1.01 (12)	1.01	1.31	41
7/1/23 to 6/30/24	26.18	0.39	2.00	2.39	(0.40)	—	(1.47)	(1.87)	—	0.52	26.70	9.26	146,942	1.00 (12)	1.00	1.49	56
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (12)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (12)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (12)	1.06	0.79	69
Class C
7/1/25 to 12/31/25(8)	$28.38	0.04	1.14	1.18	(0.08)	—	(2.38)	(2.46)	—	(1.28)	$27.10	4.16%	$1,112	1.77% (12)	1.77%	0.29%	68%
7/1/24 to 6/30/25	27.14	0.16	1.56	1.72	(0.15)	—	(0.33)	(0.48)	—	1.24	28.38	6.40	1,462	1.76 (12)	1.76	0.55	41
7/1/23 to 6/30/24	26.58	0.19	2.03	2.22	(0.19)	—	(1.47)	(1.66)	—	0.56	27.14	8.41	1,710	1.76 (12)	1.76	0.72	56
7/1/22 to 6/30/23	29.51	0.14	1.62	1.76	(0.10)	—	(4.59)	(4.69)	—	(2.93)	26.58	7.42	2,041	1.79 (12)	1.79	0.50	67
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (12)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (12)	1.81	0.06	69
Institutional Class
7/1/25 to 12/31/25(8)	$27.69	0.18	1.11	1.29	(0.24)	—	(2.38)	(2.62)	—	(1.33)	$26.36	4.68%	$152,018	0.75%	0.75%	1.28%	68%
7/1/24 to 6/30/25	26.51	0.44	1.52	1.96	(0.45)	—	(0.33)	(0.78)	—	1.18	27.69	7.48	135,615	0.75	0.75	1.57	41
7/1/23 to 6/30/24	26.01	0.47	1.97	2.44	(0.47)	—	(1.47)	(1.94)	—	0.50	26.51	9.54	129,333	0.75	0.75	1.78	56
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (12)	0.75	1.09	69
Class R6
7/1/25 to 12/31/25(8)	$27.67	0.20	1.10	1.30	(0.25)	—	(2.38)	(2.63)	—	(1.33)	$26.34	4.73%	$2,322	0.65%	0.66%	1.39%	68%
7/1/24 to 6/30/25	26.49	0.46	1.53	1.99	(0.48)	—	(0.33)	(0.81)	—	1.18	27.67	7.59	2,253	0.65	0.66	1.67	41
7/1/23 to 6/30/24	25.99	0.48	1.99	2.47	(0.50)	—	(1.47)	(1.97)	—	0.50	26.49	9.65	2,160	0.65	0.66	1.84	56
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (12)	0.57	2.42	67
10/29/21(24) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (25)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

NFJ Mid-Cap Value Fund
Class A
7/1/25 to 12/31/25(8)	$25.47	0.14	1.17	1.31	(0.38)	—	(1.15)	(1.53)	—	(0.22)	$25.25	5.11%	$367,987	1.00%	1.12%	1.03%	50%
7/1/24 to 6/30/25	24.57	0.34	1.02	1.36	(0.46)	—	—	(0.46)	—	0.90	25.47	5.55	385,262	1.00	1.12	1.30	57
7/1/23 to 6/30/24	25.29	0.40	0.71	1.11	(0.43)	—	(1.40)	(1.83)	—	(0.72)	24.57	4.43	427,421	1.00	1.12	1.61	76
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
Class C
7/1/25 to 12/31/25(8)	$17.51	0.02	0.81	0.83	(0.22)	—	(1.15)	(1.37)	—	(0.54)	$16.97	4.69%	$5,720	1.75%	1.87%	0.25%	50%
7/1/24 to 6/30/25	17.05	0.09	0.72	0.81	(0.35)	—	—	(0.35)	—	0.46	17.51	4.75	7,931	1.75	1.86	0.52	57
7/1/23 to 6/30/24	18.10	0.14	0.52	0.66	(0.31)	—	(1.40)	(1.71)	—	(1.05)	17.05	3.68	13,089	1.75	1.84	0.82	76
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (10)	1.90	0.21	96
Institutional Class
7/1/25 to 12/31/25(8)	$28.73	0.20	1.32	1.52	(0.43)	—	(1.15)	(1.58)	—	(0.06)	$28.67	5.27%	$144,908	0.65%	0.84%	1.35%	50%
7/1/24 to 6/30/25	27.62	0.47	1.16	1.63	(0.52)	—	—	(0.52)	—	1.11	28.73	5.90	169,032	0.65	0.84	1.63	57
7/1/23 to 6/30/24	28.16	0.55	0.79	1.34	(0.48)	—	(1.40)	(1.88)	—	(0.54)	27.62	4.82	263,199	0.65	0.83	2.00	76
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
Class R6
7/1/25 to 12/31/25(8)	$28.63	0.21	1.31	1.52	(0.38)	—	(1.15)	(1.53)	—	(0.01)	$28.62	5.30%	$17,405	0.60%	0.75%	1.39%	50%
7/1/24 to 6/30/25	27.53	0.47	1.17	1.64	(0.54)	—	—	(0.54)	—	1.10	28.63	5.99	22,552	0.60	0.76	1.61	57
7/1/23 to 6/30/24	28.10	0.55	0.79	1.34	(0.51)	—	(1.40)	(1.91)	—	(0.57)	27.53	4.85	68,588	0.60	0.75	2.00	76
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96

NFJ Small-Cap Value Fund
Class A
7/1/25 to 12/31/25(8)	$11.23	0.06	0.81	0.87	(0.10)	—	(0.39)	(0.49)	—	0.38	$11.61	7.73%	$175,343	1.17%	1.23%	1.00%	44%
7/1/24 to 6/30/25	11.57	0.07	0.14	0.21	(0.16)	—	(0.39)	(0.55)	—	(0.34)	11.23	1.51	181,305	1.17	1.24	0.61	48
7/1/23 to 6/30/24	11.86	0.14	0.94	1.08	(0.28)	—	(1.09)	(1.37)	—	(0.29)	11.57	9.05	214,429	1.17	1.23	1.21	60
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (10)(12)	1.23	1.34	65
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
NFJ Small-Cap Value Fund (Continued)
Class C
7/1/25 to 12/31/25(8)	$9.15	0.01	0.66	0.67	(0.01)	—	(0.39)	(0.40)	—	0.27	$9.42	7.37%	$317	1.92%	2.08%	0.22%	44%
7/1/24 to 6/30/25	9.51	(0.01)	0.10	0.09	(0.06)	—	(0.39)	(0.45)	—	(0.36)	9.15	0.68	382	1.92	2.03	(0.12)	48
7/1/23 to 6/30/24	9.96	0.04	0.80	0.84	(0.20)	—	(1.09)	(1.29)	—	(0.45)	9.51	8.32	564	1.92	1.97	0.45	60
7/1/22 to 6/30/23	11.10	0.04	0.85	0.89	(0.07)	—	(1.96)	(2.03)	—	(1.14)	9.96	9.76	1,062	1.92	1.97	0.34	79
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (12)	1.97	0.60	65
Institutional Class
7/1/25 to 12/31/25(8)	$14.64	0.10	1.07	1.17	(0.11)	—	(0.39)	(0.50)	—	0.67	$15.31	7.98%	$54,488	0.82%	0.92%	1.34%	44%
7/1/24 to 6/30/25	14.91	0.15	0.16	0.31	(0.19)	—	(0.39)	(0.58)	—	(0.27)	14.64	1.84	62,087	0.82	0.91	0.96	48
7/1/23 to 6/30/24	14.88	0.25	1.17	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	14.91	9.50	75,764	0.82	0.90	1.68	60
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
Class R6
7/1/25 to 12/31/25(8)	$14.60	0.11	1.06	1.17	(0.13)	—	(0.39)	(0.52)	—	0.65	$15.25	7.99%	$10,628	0.77%	0.82%	1.40%	44%
7/1/24 to 6/30/25	14.72	0.15	0.15	0.30	(0.03)	—	(0.39)	(0.42)	—	(0.12)	14.60	1.89	10,086	0.77	0.82	0.99	48
7/1/23 to 6/30/24	14.71	0.24	1.16	1.40	(0.30)	—	(1.09)	(1.39)	—	0.01	14.72	9.51	23,015	0.77	0.82	1.64	60
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65

Silvant Focused Growth Fund
Class A
7/1/25 to 12/31/25(8)	$94.47	(0.24)	9.57	9.33	—	—	(4.70)	(4.70)	—	4.63	$99.10	9.93%	$948,857	0.94% (12)	0.94%	(0.48) %	8%
7/1/24 to 6/30/25	84.03	(0.36)	14.70	14.34	—	—	(3.90)	(3.90)	—	10.44	94.47	17.50	898,974	0.96 (12)	0.96	(0.42)	20
7/1/23 to 6/30/24	61.16	(0.28)	24.76	24.48	—	—	(1.61)	(1.61)	—	22.87	84.03	40.79	817,446	0.95 (12)	0.95	(0.41)	10
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (11)	12.05	61.16	32.32 (13)	625,184	0.96 (12)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (12)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (10)	1.04	(0.50)	50
Class C
7/1/25 to 12/31/25(8)	$35.29	(0.23)	3.53	3.30	—	—	(4.70)	(4.70)	—	(1.40)	$33.89	9.50%	$24,935	1.70% (12)	1.70%	(1.24) %	8%
7/1/24 to 6/30/25	33.90	(0.39)	5.68	5.29	—	—	(3.90)	(3.90)	—	1.39	35.29	16.63	23,876	1.72 (12)	1.72	(1.18)	20
7/1/23 to 6/30/24	25.75	(0.33)	10.09	9.76	—	—	(1.61)	(1.61)	—	8.15	33.90	39.69	22,448	1.72 (12)	1.72	(1.18)	10
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (11)	3.24	25.75	31.31 (13)	22,534	1.72 (12)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (12)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (12)	1.79	(1.25)	50
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Silvant Focused Growth Fund (Continued)
Institutional Class
7/1/25 to 12/31/25(8)	$83.05	(0.09)	8.41	8.32	—	—	(4.70)	(4.70)	—	3.62	$86.67	10.08%	$463,951	0.67%	0.70%	(0.20) %	8%
7/1/24 to 6/30/25	74.10	(0.10)	12.95	12.85	—	—	(3.90)	(3.90)	—	8.95	83.05	17.84	372,456	0.67	0.71	(0.13)	20
7/1/23 to 6/30/24	53.96	(0.08)	21.83	21.75	—	—	(1.61)	(1.61)	—	20.14	74.10	41.18	315,069	0.67	0.72	(0.13)	10
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (11)	10.41	53.96	32.70 (13)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
Class R6
7/1/25 to 12/31/25(8)	$83.60	(0.07)	8.46	8.39	—	—	(4.70)	(4.70)	—	3.69	$87.29	10.11%	$388,578	0.62%	0.62%	(0.15) %	8%
7/1/24 to 6/30/25	74.52	(0.07)	13.05	12.98	—	—	(3.90)	(3.90)	—	9.08	83.60	17.92	331,329	0.62	0.63	(0.09)	20
7/1/23 to 6/30/24	54.24	(0.05)	21.94	21.89	—	—	(1.61)	(1.61)	—	20.28	74.52	41.23	235,900	0.62	0.63	(0.08)	10
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (11)	10.50	54.24	32.76 (13)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50

Silvant Mid-Cap Growth Fund
Class A
7/1/25 to 12/31/25(8)	$5.26	(0.01)	0.12	0.11	—	—	(0.99)	(0.99)	—	(0.88)	$4.38	1.82%	$290,629	0.98% (12)	0.98%	(0.44) %	22%
7/1/24 to 6/30/25	4.13	(0.02)	1.15	1.13	—	—	—	—	—	1.13	5.26	27.36	292,417	0.99 (12)	0.99	(0.42)	43
7/1/23 to 6/30/24	3.55	(0.01)	0.59	0.58	—	—	—	—	—	0.58	4.13	16.34	251,100	1.00 (12)	1.00	(0.29)	23
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (12)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (12)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (11)	1.64	5.94	53.25 (13)	376,649	1.06 (12)	1.06	(0.76)	85
Class C
7/1/25 to 12/31/25(8)	$3.33	(0.02)	0.09	0.07	—	—	(0.99)	(0.99)	—	(0.92)	$2.41	1.65%	$5,118	1.76% (12)	1.76%	(1.21) %	22%
7/1/24 to 6/30/25	2.64	(0.03)	0.72	0.69	—	—	—	—	—	0.69	3.33	26.14	3,675	1.78 (12)	1.78	(1.21)	43
7/1/23 to 6/30/24	2.28	(0.03)	0.39	0.36	—	—	—	—	—	0.36	2.64	15.79	3,962	1.78 (12)	1.78	(1.08)	23
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (12)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (12)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (11)	1.10	4.45	52.17 (13)	15,282	1.82 (12)	1.82	(1.52)	85
Institutional Class
7/1/25 to 12/31/25(8)	$6.81	(0.01)	0.16	0.15	—	—	(0.99)	(0.99)	—	(0.84)	$5.97	1.99%	$109,915	0.76%	0.76%	(0.22) %	22%
7/1/24 to 6/30/25	5.34	(0.01)	1.48	1.47	—	—	—	—	—	1.47	6.81	27.53	105,880	0.76	0.76	(0.18)	43
7/1/23 to 6/30/24	4.57	— (11)	0.77	0.77	—	—	—	—	—	0.77	5.34	16.85	77,860	0.77 (10)	0.77	(0.04)	23
7/1/22 to 6/30/23	3.72	— (11)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (12)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (12)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (11)	2.09	7.18	53.86 (13)	63,690	0.78 (12)	0.78	(0.48)	85
Class R6
7/1/25 to 12/31/25(8)	$6.81	— (11)	0.15	0.15	—	—	(0.99)	(0.99)	—	(0.84)	$5.97	1.99%	$91	0.66% (12)	0.66%	(0.13) %	22%
6/18/25(24) to 6/30/25	6.56	— (11)	0.25	0.25	—	—	—	—	—	0.25	6.81	3.81	104	0.67 (12)	0.67	0.05	43 (25)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Small-Cap Fund
Class A
7/1/25 to 12/31/25(8)	$22.40	0.01	2.49	2.50	—	—	(1.13)	(1.13)	—	1.37	$23.77	11.14%	$64,863	1.17%	1.20%	0.10%	24%
7/1/24 to 6/30/25	22.51	0.04	2.32	2.36	(0.06)	—	(2.41)	(2.47)	—	(0.11)	22.40	10.20	60,647	1.17	1.22	0.19	95
7/1/23 to 6/30/24	20.90	0.06	2.03	2.09	(0.08)	—	(0.40)	(0.48)	—	1.61	22.51	10.17	61,663	1.17	1.22	0.28	69
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (11)	1.80	20.90	14.96 (13)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
Class C
7/1/25 to 12/31/25(8)	$20.33	(0.07)	2.26	2.19	—	—	(1.13)	(1.13)	—	1.06	$21.39	10.74%	$2,478	1.92%	1.98%	(0.64) %	24%
7/1/24 to 6/30/25	20.72	(0.12)	2.14	2.02	—	—	(2.41)	(2.41)	—	(0.39)	20.33	9.39	2,660	1.92	1.99	(0.55)	95
7/1/23 to 6/30/24	19.34	(0.09)	1.87	1.78	—	—	(0.40)	(0.40)	—	1.38	20.72	9.35	3,027	1.92	1.99	(0.47)	69
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (11)	1.56	19.34	14.06 (13)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (11)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
Institutional Class
7/1/25 to 12/31/25(8)	$23.24	0.06	2.59	2.65	(0.08)	—	(1.13)	(1.21)	—	1.44	$24.68	11.36%	$27,876	0.82%	0.98%	0.44%	24%
7/1/24 to 6/30/25	23.28	0.13	2.41	2.54	(0.17)	—	(2.41)	(2.58)	—	(0.04)	23.24	10.63	24,954	0.82	0.99	0.54	95
7/1/23 to 6/30/24	21.56	0.14	2.09	2.23	(0.11)	—	(0.40)	(0.51)	—	1.72	23.28	10.52	20,492	0.82	1.00	0.62	69
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (11)	1.98	21.56	15.32 (13)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
Class R6
7/1/25 to 12/31/25(8)	$23.20	0.06	2.59	2.65	(0.07)	—	(1.13)	(1.20)	—	1.45	$24.65	11.41%	$5,755	0.77%	0.88%	0.51%	24%
7/1/24 to 6/30/25	23.22	0.14	2.40	2.54	(0.15)	—	(2.41)	(2.56)	—	(0.02)	23.20	10.66	5,567	0.77	0.90	0.58	95
7/1/23 to 6/30/24	21.56	0.15	2.09	2.24	(0.18)	—	(0.40)	(0.58)	—	1.66	23.22	10.58	5,485	0.77	0.90	0.69	69
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (11)	1.93	21.56	15.38 (13)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88

Zevenbergen Technology Fund
Class A
7/1/25 to 12/31/25(8)	$68.58	(0.42)	9.99	9.57	—	—	(2.76)	(2.76)	—	6.81	$75.39	14.01%	$776,345	1.42% (12)	1.42%	(1.11) %	4%
7/1/24 to 6/30/25	57.59	(0.63)	11.62	10.99	—	—	—	—	—	10.99	68.58	19.08	715,149	1.43 (12)	1.43	(1.06)	2
7/1/23 to 6/30/24	41.64	(0.51)	16.46	15.95	—	—	—	—	—	15.95	57.59	38.30	661,778	1.43 (12)	1.43	(1.09)	23
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (11)	1.90	41.64	32.14 (13)	538,324	1.44 (12)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (12)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (12)	1.50	(1.12)	150
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)
Zevenbergen Technology Fund (Continued)
Class C
7/1/25 to 12/31/25(8)	$14.93	(0.15)	2.15	2.00	—	—	(2.76)	(2.76)	—	(0.76)	$14.17	13.65%	$25,547	2.16% (12)	2.16%	(1.84) %	4%
7/1/24 to 6/30/25	12.63	(0.23)	2.53	2.30	—	—	—	—	—	2.30	14.93	18.21	25,481	2.17 (12)	2.17	(1.80)	2
7/1/23 to 6/30/24	9.20	(0.19)	3.62	3.43	—	—	—	—	—	3.43	12.63	37.28	26,537	2.17 (12)	2.17	(1.83)	23
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (11)	(6.07)	9.20	31.15 (13)	23,633	2.18 (12)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (12)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (12)	2.25	(1.88)	150
Institutional Class
7/1/25 to 12/31/25(8)	$98.94	(0.46)	14.42	13.96	—	—	(2.76)	(2.76)	—	11.20	$110.14	14.15%	$861,386	1.16% (16)	1.16%	(0.84) %	4%
7/1/24 to 6/30/25	82.85	(0.68)	16.77	16.09	—	—	—	—	—	16.09	98.94	19.42	792,925	1.16	1.16	(0.79)	2
7/1/23 to 6/30/24	59.74	(0.55)	23.66	23.11	—	—	—	—	—	23.11	82.85	38.68	851,967	1.16	1.16	(0.82)	23
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (11)	6.43	59.74	32.48 (13)	670,734	1.17 (12)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (12)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (12)	1.18	(0.80)	150

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	Sales charges, where applicable, are not reflected in the total return calculation.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Amount is less than $0.005 per share.
(12)	The share class is currently under its expense limitation.
(13)	Payment from affiliate had no impact on total return.
(14)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(15)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the six months ended December 31, 2025 would be 1.63% (Class A), 2.38% (Class C), 1.28% (Institutional Class).

(16)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 1.63% (Class A), 2.38% (Class C) and 1.28% (Institutional Class).
(18)	The Fund’s portfolio turnover rate decreased substantially during the period due to a change in the Fund’s subadviser and associated repositioning in 2023.
(19)	Total return would have been lower without the payment from affiliate.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(20)
Net expense ratio includes extraordinary European Union tax reclaim expenses. Ratios of total net expenses excluding European Union tax reclaim expenses for the six months ended December 31, 2025 would be 1.30% (Class A), 2.05% (Class C), 0.95% (Institutional Class), and 0.90% (Class R6) and for the year ended
June 30, 2025 would be 1.30% (Class A), 2.05% (Class C), 0.95% (Institutional Class), and 0.90% (Class R6).

(21)
Includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the net investment income per share would be $0.28 (Class A),
$0.12 (Class C), $0.36 (Institutional Class), and $0.38 (Class R6). The net investment income ratios would be 1.43% (Class A), 0.65% (Class C), 1.82%
(Institutional Class), and 1.89% (Class R6).

(22)
Total Return includes the impact of refunded European Union tax reclaims. If these reclaims were not included, the total return would be 19.60% (Class A), 18.74%
(Class C), 20.02% (Institutional Class), and 20.13% (Class R6).

(23)	Ratios of total expenses excluding interest expense on borrowings for the year ended June 30, 2024 were 2.05% (Class C) and 0.90% (Class R6).
(24)	Inception date.
(25)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2025
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. Class R6 shares are offered by the Emerging Markets Opportunities Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, Silvant Mid-Cap Growth Fund, and Small-Cap Fund.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares. Institutional Class shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
A.
Security Valuation
The Funds’ Board of Trustees have designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaims and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, the Virtus NFJ International Value Fund has submitted a closing agreement request with the IRS. Accordingly, subsequent changes in the estimated charges related to Virtus NFJ International Fund’s closing agreement are presented within European Union tax reclaims in the Statement of Operations and its estimated closing agreement liability is presented as European Union tax reclaim contingent fees payable in the Statements of Assets and Liabilities. The actual closing agreement payment to the IRS may differ from the estimate.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.
Equity-Linked Notes
Certain Funds may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative instruments in a single note form that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund or an index or basket of stocks)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
and one or more equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Upon maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities. If the underlying securities have depreciated in value or their price appreciates or depreciates outside of a preset range (depending on the type of ELN), a Fund may receive only the principal amount of the note or less than the principal amount of the note, or may potentially lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities such as market risk and, as applicable, foreign securities and currency risks. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. A fund bears the risk that the issuer of an equity-related instrument may default on its obligations under the instrument. As a holder of an ELN, a Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by a Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to such Fund and result in losses on the ELN that exceed the losses of the underlying securities.
I.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$342	$342	$ —

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2025 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$359
M.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the six months ended December 31, 2025, none of the Funds entered into forward foreign currency exchange contracts.
B.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the six months ended December 31, 2025, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2025:
Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(168)
Total Liabilities		$(168)
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended December 31, 2025:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$279
Total		$279
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$1,651
Total		$1,651

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended December 31, 2025:
Income & Growth Fund
Written Options(1)	$647

(1)	Average premium amount.
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
The following table presents the Income & Growth Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2025:
At December 31, 2025, the Fund’s derivative assets and liabilities (by type) are as follows:
	Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$168
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$168
Derivatives not subject to a MNA or similar agreement	—	(168)
Total assets and liabilities subject to a MNA	$—	$—

Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
Emerging Markets Opportunities Fund	VA(1)
Income & Growth Fund	Voya IM (2)
KAR Global Small-Cap Fund	KAR(3)
KAR Health Sciences Fund	KAR(3)
NFJ Dividend Value Fund	NFJ(4)
NFJ International Value Fund	NFJ(4)
NFJ Large-Cap Value Fund	NFJ(4)
NFJ Mid-Cap Value Fund	NFJ(4)
NFJ Small-Cap Value Fund	NFJ(4)
Silvant Focused Growth Fund	Silvant(5)
Silvant Mid-Cap Growth Fund	Silvant(5)
Small-Cap Fund	VA(1)
Zevenbergen Technology Fund	Zevenbergen(6)

(1)	Virtus Systematic, a division of Virtus Advisers, LLC (“VA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Voya Investment Management Co. LLC (“Voya IM”)
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(6)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
Emerging Markets Opportunities Fund	1.29%	2.04%	0.94%	0.89%
Income & Growth Fund	1.28	2.03	0.90	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.28	N/A
KAR Health Sciences Fund	1.47	2.22	1.05	N/A
NFJ Dividend Value Fund	1.05	1.80	0.70	0.65
NFJ International Value Fund	1.30	2.05	0.95	0.90
NFJ Large-Cap Value Fund	1.12	1.87	0.75	0.65
NFJ Mid-Cap Value Fund	1.00	1.75	0.65	0.60
NFJ Small-Cap Value Fund	1.17	1.92	0.82	0.77
Silvant Focused Growth Fund	1.00	1.77	0.67	0.62
Silvant Mid-Cap Growth Fund	1.14	1.89	0.76	0.68
Small-Cap Fund	1.17	1.92	0.82	0.77
Zevenbergen Technology Fund	1.57	2.32	1.16	N/A
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending December 31:
	Expiration
Fund	2026	2027	2028	2029	Total
Virtus Emerging Markets Opportunities Fund
Class A	$20	$41	$44	$24	$129
Class C	1	1	1	— (1)	3
Institutional Class	105	217	227	114	663
Class R6	35	92	133	78	338
Virtus KAR Global Small-Cap Fund
Class A	— (1)	—	7	4	11
Class C	1	— (1)	— (1)	— (1)	1
Institutional Class	16	15	16	9	56
Virtus KAR Health Sciences Fund
Institutional Class	2	3	8	2	15
Virtus NFJ Dividend Value Fund
Institutional Class	24	14	71	37	146
Class R6	2	1	1	1	5
Virtus NFJ International Value Fund
Class A	22	24	27	7	80
Class C	1	— (1)	— (1)	— (1)	1
Institutional Class	15	10	44	16	85
Class R6	2	2	1	— (1)	5
Virtus NFJ Large-Cap Value Fund
Institutional Class	—	—	—	5	5
Class R6	— (1)	— (1)	— (1)	— (1)	— (1)
Virtus NFJ Mid-Cap Value Fund
Class A	304	531	512	235	1,582
Class C	10	15	12	4	41
Institutional Class	262	432	393	150	1,237
Class R6	62	109	81	16	268
Virtus NFJ Small-Cap Value Fund
Class A	45	131	137	55	368
Class C	2	— (1)	— (1)	— (1)	2
Institutional Class	23	44	65	32	164
Class R6	14	18	7	3	42
Virtus Silvant Focused Growth Fund
Institutional Class	11	97	139	71	318
Class R6	4	16	18	— (1)	38
Virtus Silvant Mid-Cap Growth Fund
Institutional Class	—	—	—	— (1)	— (1)
Virtus Small-Cap Fund
Class A	19	33	33	11	96
Class C	1	2	2	1	6
Institutional Class	15	31	40	21	107
Class R6	3	7	7	3	20
Virtus Zevenbergen Technology Fund
Institutional Class	—	—	21	4	25

(1)	Amount is less than $500 (not in thousands).

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
During the six months ended December 31, 2025, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Institutional Class	Class R6	Total
KAR Global Small-Cap Fund	$— (1)	$—	$—	$—	$— (1)
NFJ Dividend Value Fund	—	—	—	1	1
NFJ International Value Fund	2	—	—	— (1)	2
NFJ Large-Cap Value Fund	—	—	5	—	5
Silvant Focused Growth Fund	—	—	—	2	2
Silvant Mid-Cap Growth Fund	—	—	— (1)	—	— (1)
Zevenbergen Technology Fund	—	—	16	—	16

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended December 31, 2025, it retained net commissions of $195 for Class A shares and CDSC of $37 and $22 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Institutional Class shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended December 31, 2025, the Funds incurred administration fees totaling $5,092 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended December 31, 2025, the Funds incurred transfer agent fees totaling $2,280 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended December 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2025.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended December 31, 2025, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$80,472	$92,689
Income & Growth Fund	1,703,809	2,020,289
KAR Global Small-Cap Fund	11,566	15,831
KAR Health Sciences Fund	5,571	19,822
NFJ Dividend Value Fund	217,599	271,242
NFJ International Value Fund	33,154	36,498
NFJ Large-Cap Value Fund	188,616	191,708
NFJ Mid-Cap Value Fund	276,931	372,158
NFJ Small-Cap Value Fund	110,890	147,862
Silvant Focused Growth Fund	133,987	134,351
Silvant Mid-Cap Growth Fund	87,356	93,350
Small-Cap Fund	24,001	23,762
Zevenbergen Technology Fund	58,539	137,390
Purchases and sales of long-term U.S. government and agency securities during the six months ended December 31, 2025, were as follows:
	Purchases	Sales
Income & Growth Fund	$17,600	$231
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	93	$3,191	168	$5,095	8,467	$97,693	16,242	$180,475
Reinvestment of distributions	20	679	39	1,102	5,738	65,686	12,299	136,209
Shares repurchased and cross class conversions	(122)	(4,169)	(136)	(4,007)	(17,161)	(197,748)	(38,658)	(428,727)
Net Increase / (Decrease)	(9)	$(299)	71	$2,190	(2,956)	$(34,369)	(10,117)	$(112,043)
Class C
Shares sold and cross class conversions	— (1)	$16	1	$24	2,503	$24,771	5,140	$49,751
Reinvestment of distributions	— (1)	4	— (1)	12	2,743	26,877	6,337	60,734
Shares repurchased and cross class conversions	(4)	(136)	(10)	(295)	(11,191)	(110,627)	(24,112)	(231,554)
Net Increase / (Decrease)	(4)	$(116)	(9)	$(259)	(5,945)	$(58,979)	(12,635)	$(121,069)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold and cross class conversions	140	$4,697	551	$16,316	11,271	$137,901	22,504	$264,214
Reinvestment of distributions	83	2,837	164	4,673	5,573	67,716	11,781	138,017
Shares repurchased and cross class conversions	(240)	(8,120)	(1,078)	(31,626)	(16,943)	(207,497)	(46,661)	(549,023)
Net Increase / (Decrease)	(17)	$(586)	(363)	$(10,637)	(99)	$(1,880)	(12,376)	$(146,792)
Class R6
Shares sold and cross class conversions	152	$5,047	712	$20,931	—	$—	—	$—
Reinvestment of distributions	72	2,410	127	3,566	—	—	—	—
Shares repurchased and cross class conversions	(473)	(16,104)	(529)	(15,459)	—	—	—	—
Net Increase / (Decrease)	(249)	$(8,647)	310	$9,038	—	$—	—	$—

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	11	$359	23	$776	12	$324	37	$1,097
Reinvestment of distributions	40	1,225	66	2,174	—	—	—	—
Shares repurchased and cross class conversions	(78)	(2,587)	(141)	(4,848)	(430)	(11,575)	(690)	(19,735)
Net Increase / (Decrease)	(27)	$(1,003)	(52)	$(1,898)	(418)	$(11,251)	(653)	$(18,638)
Class C
Shares sold and cross class conversions	1	$20	3	$66	3	$53	6	$102
Reinvestment of distributions	1	19	2	47	—	—	—	—
Shares repurchased and cross class conversions	(6)	(133)	(5)	(110)	(24)	(375)	(40)	(666)
Net Increase / (Decrease)	(4)	$(94)	— (1)	$3	(21)	$(322)	(34)	$(564)
Institutional Class
Shares sold and cross class conversions	11	$456	140	$5,622	13	$374	27	$809
Reinvestment of distributions	16	581	26	1,019	—	—	—	—
Shares repurchased and cross class conversions	(52)	(2,058)	(149)	(5,909)	(30)	(853)	(158)	(4,642)
Net Increase / (Decrease)	(25)	$(1,021)	17	$732	(17)	$(479)	(131)	$(3,833)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	773	$8,066	1,770	$18,554	108	$2,619	144	$2,836
Reinvestment of distributions	2,594	25,964	906	9,340	92	2,217	41	765
Shares repurchased and cross class conversions	(3,055)	(32,383)	(7,953)	(83,932)	(178)	(4,286)	(422)	(8,241)
Net Increase / (Decrease)	312	$1,647	(5,277)	$(56,038)	22	$550	(237)	$(4,640)
Class C
Shares sold and cross class conversions	8	$84	76	$864	6	$134	5	$105
Reinvestment of distributions	23	241	10	103	1	33	1	10
Shares repurchased and cross class conversions	(145)	(1,585)	(257)	(2,790)	(6)	(143)	(17)	(324)
Net Increase / (Decrease)	(114)	$(1,260)	(171)	$(1,823)	1	$24	(11)	$(209)
Institutional Class
Shares sold and cross class conversions	791	$8,279	1,370	$14,622	199	$4,939	361	$7,267
Reinvestment of distributions	1,489	15,152	591	6,185	48	1,178	22	424
Shares repurchased and cross class conversions	(2,537)	(27,084)	(5,831)	(61,766)	(104)	(2,538)	(595)	(11,909)
Net Increase / (Decrease)	(257)	$(3,653)	(3,870)	$(40,959)	143	$3,579	(212)	$(4,218)
Class R6
Shares sold and cross class conversions	88	$935	320	$3,377	16	$398	26	$532
Reinvestment of distributions	445	4,489	165	1,717	6	140	3	50
Shares repurchased and cross class conversions	(552)	(5,914)	(1,406)	(15,201)	(5)	(126)	(38)	(753)
Net Increase / (Decrease)	(19)	$(490)	(921)	$(10,107)	17	$412	(9)	$(171)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	52	$1,454	74	$2,069	186	$4,821	307	$7,881
Reinvestment of distributions	398	10,602	122	3,353	751	19,048	263	6,672
Shares repurchased and cross class conversions	(471)	(13,433)	(888)	(24,675)	(1,486)	(38,974)	(2,839)	(73,030)
Net Increase / (Decrease)	(21)	$(1,377)	(692)	$(19,253)	(549)	$(15,105)	(2,269)	$(58,477)
Class C
Shares sold and cross class conversions	— (1)	$9	7	$211	1	$28	8	$136
Reinvestment of distributions	4	96	1	29	26	437	12	213
Shares repurchased and cross class conversions	(14)	(412)	(20)	(559)	(143)	(2,568)	(335)	(5,939)
Net Increase / (Decrease)	(10)	$(307)	(12)	$(319)	(116)	$(2,103)	(315)	$(5,590)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Institutional Class
Shares sold and cross class conversions	690	$19,722	1,006	$28,249	324	$9,583	794	$22,942
Reinvestment of distributions	518	13,712	143	3,910	223	6,421	110	3,127
Shares repurchased and cross class conversions	(340)	(9,566)	(1,130)	(31,148)	(1,376)	(40,626)	(4,552)	(132,786)
Net Increase / (Decrease)	868	$23,868	19	$1,011	(829)	$(24,622)	(3,648)	$(106,717)
Class R6
Shares sold and cross class conversions	2	$47	12	$334	30	$889	134	$3,891
Reinvestment of distributions	8	214	2	61	32	916	43	1,213
Shares repurchased and cross class conversions	(3)	(85)	(14)	(401)	(242)	(7,151)	(1,880)	(53,979)
Net Increase / (Decrease)	7	$176	— (1)	$(6)	(180)	$(5,346)	(1,703)	$(48,875)

	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	231	$2,747	686	$8,105	332	$33,070	617	$53,122
Reinvestment of distributions	574	6,710	724	8,679	408	39,966	396	34,170
Shares repurchased and cross class conversions	(1,854)	(21,905)	(3,792)	(45,520)	(681)	(68,187)	(1,226)	(103,955)
Net Increase / (Decrease)	(1,049)	$(12,448)	(2,382)	$(28,736)	59	$4,849	(213)	$(16,663)
Class C
Shares sold and cross class conversions	1	$6	2	$20	54	$1,998	180	$5,900
Reinvestment of distributions	1	13	2	23	87	2,910	73	2,370
Shares repurchased and cross class conversions	(10)	(97)	(22)	(212)	(82)	(3,057)	(239)	(7,847)
Net Increase / (Decrease)	(8)	$(78)	(18)	$(169)	59	$1,851	14	$423
Institutional Class
Shares sold and cross class conversions	106	$1,643	412	$6,498	1,126	$98,164	2,011	$151,358
Reinvestment of distributions	116	1,795	160	2,489	237	20,336	203	15,389
Shares repurchased and cross class conversions	(904)	(13,923)	(1,412)	(22,025)	(495)	(43,581)	(1,981)	(144,014)
Net Increase / (Decrease)	(682)	$(10,485)	(840)	$(13,038)	868	$74,919	233	$22,733

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	67	$1,020	260	$4,164	721	$64,277	1,264	$97,039
Reinvestment of distributions	20	308	16	250	230	19,838	169	12,899
Shares repurchased and cross class conversions	(81)	(1,251)	(1,148)	(18,410)	(463)	(40,902)	(635)	(47,629)
Net Increase / (Decrease)	6	$77	(872)	$(13,996)	488	$43,213	798	$62,309

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025		Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4,566	$23,467	1,086	$4,937	77	$1,811	139	$3,397
Reinvestment of distributions	11,003	48,742	—	—	117	2,793	268	6,173
Shares repurchased and cross class conversions	(4,826)	(24,760)	(6,268)	(27,720)	(173)	(4,221)	(440)	(10,098)
Net Increase / (Decrease)	10,743	$47,449	(5,182)	$(22,783)	21	$383	(33)	$(528)
Class C
Shares sold and cross class conversions	777	$2,613	234	$695	6	$133	11	$248
Reinvestment of distributions	600	1,465	—	—	6	127	15	322
Shares repurchased and cross class conversions	(355)	(1,168)	(633)	(1,785)	(27)	(587)	(41)	(894)
Net Increase / (Decrease)	1,022	$2,910	(399)	$(1,090)	(15)	$(327)	(15)	$(324)
Institutional Class
Shares sold and cross class conversions	9,964	$68,021	3,944	$23,373	113	$2,818	412	$9,829
Reinvestment of distributions	2,351	14,202	—	—	53	1,313	98	2,337
Shares repurchased and cross class conversions	(9,455)	(65,528)	(2,986)	(17,551)	(110)	(2,709)	(316)	(7,516)
Net Increase / (Decrease)	2,860	$16,695	958	$5,822	56	$1,422	194	$4,650
Class R6
Shares sold and cross class conversions	—	$—	15 **	$100 **	9	$222	45	$1,063
Reinvestment of distributions	—	—	—	—	11	273	25	591
Shares repurchased and cross class conversions	—	—	—	—	(26)	(651)	(66)	(1,563)
Net Increase / (Decrease)	—	$—	15	$100	(6)	$(156)	4	$91

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
	Zevenbergen Technology Fund
	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	311	$23,597	631	$37,584
Reinvestment of distributions	351	26,090	—	—
Shares repurchased and cross class conversions	(791)	(59,619)	(1,696)	(101,134)
Net Increase / (Decrease)	(129)	$(9,932)	(1,065)	$(63,550)
Class C
Shares sold and cross class conversions	95	$1,514	108	$1,382
Reinvestment of distributions	300	4,189	—	—
Shares repurchased and cross class conversions	(298)	(4,741)	(502)	(6,394)
Net Increase / (Decrease)	97	$962	(394)	$(5,012)
Institutional Class
Shares sold and cross class conversions	598	$65,397	1,403	$119,997
Reinvestment of distributions	191	20,718	—	—
Shares repurchased and cross class conversions	(982)	(106,217)	(3,672)	(323,196)
Net Increase / (Decrease)	(193)	$(20,102)	(2,269)	$(203,199)

**	Inception date June 18, 2025.
(1)	Amount is less than 500 shares (not in thousands).
Note 7. 10% Shareholders
As of December 31, 2025, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	60%	2
KAR Global Small-Cap Fund	38	3
KAR Health Sciences Fund	52	2
NFJ Large-Cap Value Fund	35	1
NFJ Small-Cap Value Fund	27	1
Silvant Mid-Cap Growth Fund	21	2
Small-Cap Fund	11	1
Zevenbergen Technology Fund	13	1

*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or dividend payments due to U.S. and Russian sanction related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2025, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector	Percentage of Total Investments
Virtus KAR Global Small-Cap Fund	Industrials	35%
Virtus KAR Global Small-Cap Fund	Financials	33
Virtus KAR Health Sciences Fund	Healthcare Equipment & Supplies	28
Virtus NFJ Dividend Value Fund	Financials	34
Virtus NFJ International Value Fund	Financials	26
Virtus NFJ Large-Cap Value Fund	Financials	33
Virtus NFJ Mid-Cap Value Fund	Financials	27
Virtus NFJ Small-Cap Value Fund	Financials	33

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Fund	Sector	Percentage of Total Investments
Virtus Silvant Focused Growth Fund	Information Technology	48
Virtus Zevenbergen Technology Fund	Semiconductors & Semiconductor Equipment	30
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2025:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/01/2016	$—	$—	0.0%
	LiveStyle, Inc. Series B	3/01/2016-11/30/2016	921	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended December 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the six months ended December 31, 2025. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Emerging Markets Opportunities Fund	$3	$6,667	4.86%	3
Silvant Mid-Cap Growth Fund	— (1)	2,850	4.69	1
Zevenbergen Technology Fund	— (1)	2,650	4.69	1

(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2025
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$133,439	$62,467	$ (11,358)	$51,109
Income & Growth Fund	4,456,012	370,405	(289,504)	80,901
Income & Growth Fund (Written options)	(405)	249	(12)	237
KAR Global Small-Cap Fund	31,651	6,450	(2,104)	4,346
KAR Health Sciences Fund	78,388	27,169	(5,648)	21,521
NFJ Dividend Value Fund	410,085	78,489	(14,628)	63,861
NFJ International Value Fund	64,683	20,527	(4,794)	15,733
NFJ Large-Cap Value Fund	249,292	43,699	(12,720)	30,979
NFJ Mid-Cap Value Fund	464,188	67,572	(20,347)	47,225
NFJ Small-Cap Value Fund	196,240	45,661	(9,016)	36,645
Silvant Focused Growth Fund	640,163	1,150,645	(4,822)	1,145,823
Silvant Mid-Cap Growth Fund	300,072	112,269	(9,705)	102,564
Small-Cap Fund	75,363	27,863	(2,578)	25,285
Zevenbergen Technology Fund	542,214	1,132,858	(12,828)	1,120,030
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$23,572	$—
KAR Health Sciences Fund	6,338	179
NFJ International Value Fund	253,284	188,092
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Virtus Emerging Markets Opportunities Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Small-Cap Value Fund, Virtus Silvant Mid-Cap Growth Fund and Virtus Small-Cap Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in each Fund’s Statutory Prospectus or other written notice. All other Class C Share characteristics, including but not limited to 12b-1 plan fees,contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C shares of the Virtus Emerging Markets Opportunities Fund, Virtus KAR Global Small-Cap Fund, Virtus KAR Health Sciences Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, and Virtus NFJ Small-Cap Value Fund will be eliminated as a share class and existing Class C shares of those Funds will be converted to Class A shares of each respective Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the IRS. Please refer to each Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

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OTHER INFORMATION (Unaudited)
December 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended December 31, 2025, the Funds incurred independent Trustee’s fees totaling $340 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AGREEMENT FOR VIRTUS EMERGING MARKETS OPPORTUNITIES FUND AND VIRTUS SMALL-CAP FUND, AND ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS INCOME & GROWTH FUND, VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND, VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND, VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS SILVANT MID-CAP GROWTH FUND, AND VIRTUS ZEVENBERGEN TECHNOLOGY FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)

The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Virtus Systematic, a division of Virtus Advisers LLC (“VA”), with respect to Virtus Emerging Markets Opportunities Fund and Virtus Small-Cap Fund; among the Trust, VIA and NFJ Investment Group LLC (“NFJ”), with respect to Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund; among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”), with respect to Virtus Income & Growth Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; among the Trust, VIA and Silvant Capital Management LLC (“Silvant”), with respect to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; and among the Trust, VIA and Zevenbergen Capital Investments LLC (“Zevenbergen”) with respect to Virtus Zevenbergen Technology Fund (each of VA, NFJ, Voya, KAR, Silvant, and Zevenbergen, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025 meeting. (It was noted that while the Board approved the renewal of the Advisory Agreement with respect to Virtus Emerging Markets Opportunities Fund and Virtus Small-Cap Fund (the “VA Funds”), the subadvisory agreement with VA with respect to the VA Funds was not due for renewal at this time, as it had previously been approved during the November 2024 Board meetings and executed on January 1, 2025.)
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2025

expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by the Adviser and Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 5-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2025

The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1- year period and the third quintile of the Performance Universe for the 3-, 5- and 10-year periods.
Virtus Income & Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the Performance Universe for the 1- and 3-year periods and the second quintile of the Performance Universe for the 5- and 10-year periods.
Virtus KAR Global Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 5-year periods and underperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-year period, the first quintile of the Performance Universe for the 3- and 5-year periods, and the third quintile of the Performance Universe for the 10-year period.
Virtus KAR Health Sciences Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1- and 3-year periods, the fourth quintile of the Performance Universe for the 5-year period, and the third quintile of the Performance Universe for the 10-year period.
Virtus NFJ Dividend Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-, 3-, 5-, and 10-year periods.
Virtus NFJ International Value Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the Performance Universe for the 1-year period and the fifth quintile of the Performance Universe for the 3-, 5-, and 10-year periods.
Virtus NFJ Large-Cap Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fifth quintile of the Performance Universe for the 1-, 3-, 5-, and 10-year periods.
Virtus NFJ Mid-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the Performance Universe for the 1- and 10-year periods, the fourth quintile of the Performance Universe for the 3-year period, and the fifth quintile for the 5-year period.
Virtus NFJ Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1-year period, the third quintile of the Performance Universe for the 3-year period, and the fifth quintile of the Performance Universe for the 5- and 10-year periods.
Virtus Silvant Focused Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 5-year periods and underperformed its benchmark for the 10-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the quarter ended March 31, 2025.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2025

The Board also noted that the Fund’s performance was in the first quintile of the Performance Universe for the 1-, 3-, 5-, and 10-year periods.
Virtus Silvant Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed the median of its Performance Universe and underperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the Performance Universe for the 1- and 3-year periods and the first quintile of the Performance Universe for the 5- and 10-year periods.
Virtus Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 10-year periods and underperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and outperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the Performance Universe for the 1- and 10-year periods, the second quintile of the Performance Universe for the 3-year period, and the third quintile of the Performance Universe for the 5-year period.
Virtus Zevenbergen Technology Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the Performance Universe for the 1-year period and the second quintile of the Performance Universe for the 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s performance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered Management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Adviser and Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by the Adviser and Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
Virtus Income & Growth Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus KAR Global Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus KAR Health Sciences Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
Virtus NFJ Dividend Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus NFJ International Value Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the

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OTHER INFORMATION (Unaudited) (Continued)
December 31, 2025

Fund’s gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
Virtus NFJ Large-Cap Value Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and net total expenses were above the median of the Expense Universe.
Virtus NFJ Mid-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the first quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus NFJ Small-Cap Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus Silvant Focused Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each below the median of the Expense Universe.
Virtus Silvant Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the second quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were each below the median of the Expense Universe.
Virtus Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and net total expenses after waivers were above the median of the Expense Universe.
Virtus Zevenbergen Technology Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were each above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was not excessive in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers and the profitability to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Voya, the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VIA.

VIRTUS INVESTMENT TRUST
OTHER INFORMATION (Unaudited) (Continued)
December 31, 2025

Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, VA, NFJ, KAR, Silvant and Zevenbergen, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, VA, NFJ, KAR, Silvant and Zevenbergen also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8033 02-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Virtus Investment Trust

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date 03/04/2026

By (Signature and Title)* /s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date 03/03/2026

* Print the name and title of each signing officer under his or her signature.